ANNUAL REPORT
                                  JUNE 30, 2000

[GRAPHIC OF NEW COVENANT FUNDS (TRADEMARK) LOGO OMITTED]

NEW COVENANT GROWTH FUND
NEW COVENANT INCOME FUND
NEW COVENANT BALANCED GROWTH FUND
NEW COVENANT BALANCED INCOME FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SHAREHOLDER LETTER .............................................     2
PORTFOLIO OF INVESTMENTS .......................................     7
STATEMENTS OF ASSETS AND LIABILITIES ...........................    35
STATEMENTS OF OPERATIONS .......................................    36
STATEMENTS OF CHANGES IN NET ASSETS ............................    37
FINANCIAL HIGHLIGHTS ...........................................    39
NOTES TO FINANCIAL STATEMENTS ..................................    41
REPORT OF INDEPENDENT AUDITORS .................................    50

TO OUR SHAREHOLDERS

Dear Shareholders,

We are pleased to issue our first annual report on the New Covenant Funds for the year ended June 30, 2000. New Covenant Funds were organized in 1999 with the full participation of the Presbyterian Church (U.S.A.) Foundation to provide responsible financial management of the investment and endowment assets of the Presbyterian Church (U.S.A.) and of the charitable organizations that are part of or associated with the Presbyterian Church (U.S.A.).

The New Covenant Growth Fund outperformed the Wilshire 5000 Stock Index, its benchmark, during the six months ended June 30, 2000. The benchmark returned minus 0.7% for the period, while the New Covenant Growth Fund returned minus 0.5% after expenses. These results were a direct consequence of the Fund's shift in April to an improved core strategy for investing equity assets. Performance for the year ended June 30, 2000 was 6.4% versus the Lipper Growth and Income Funds average total return of 2.1%.

The improved strategy invests the core portfolio through a structured-equity approach. The sub-adviser for this core portfolio is Wellington Management Group in Boston. The core portfolio is balanced with funds managed by "satellite" managers. Our objective for use of the satellites is appreciation potential plus international diversification.

The strategy worked. The benefits from this balanced approach were evident immediately in the three months ended June 30, 2000. While the Wilshire 5000's total return for that quarter was negative 4.5%, the New Covenant Growth Fund's total return was negative 2.4%. For the year ended June 30, 2000, the Wilshire 5000 Index returned 8.4% versus 6.4% for the Fund.

Volatility and sector rotation are good terms to describe both the second half and the full year for both equity and fixed-income markets. The terms also describe both domestic and international markets. On some days or weeks growth stocks outperform. Then when a few earnings disappointments are announced, money suddenly shifts, sometimes violently, from growth stocks into value stocks. Several weeks later the situation is reversed. Speculation seems to be the order of the day. And, over both the equity and fixed-income markets is the uncertainty of what the Federal Reserve Board may do to interest rates, and what such action (or inaction) may do to economic activity and corporate earnings.

The Income Fund had a return of 2.8% for the six months ended June 30. This was below the benchmark (The Lehman Brothers Government/Corporate Bond Index) return of 4.2%, but was positive nonetheless. Rising interest rates throughout most of the six and twelve months ending June 30, 2000, made it very difficult for managers to deliver either positive absolute returns or good results relative to fixed-income benchmarks. For the year ending June 30, the Income Fund had a positive return of 3.6% versus 4.3% for the benchmark. A small exposure to high-yield and international bonds hurt performance during both the six and twelve months.

The Balanced Growth Fund, a blend of approximately 60% New Covenant Growth Fund and 40% New Covenant Income Fund, appreciated 0.7% during the six months ending June 30, and was up 5.1% for the twelve months ending June 30, 2000. These results were slightly ahead of the average balanced fund for the year and slightly behind the average balanced fund for the most recent six months, as represented by the Lipper Balanced Fund Average/Total Index. Performance for the year ended June 30, 2000 was 5.1% for the Balanced Growth Fund versus 7.2% for its blended index.

                                                             TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

The Balanced Income Fund, a blend of approximately 35% New Covenant Growth Fund and 65% New Covenant Income Fund, appreciated 1.5% for the six months ending June 30, and was up 4.4% for the year. These results were the same as the average balanced fund for the twelve months and slightly ahead of the average balanced fund for the six months, as represented by the Lipper Balanced Fund Average/Total Index. Performance for the year ended June 30, 2000 was 4.4% for the Balanced Income Fund versus 6.2% for its blended index.

As the coming year progresses, we expect that the financial markets will prove to be filled with volatility. The outsized gains of the past few years are almost certainly behind us. The economy seems to be slowing in response to interest rate increases. Corporate profits are moderate and earnings revisions are trending downward. In contrast to recent years when the riskiest and highest priced stocks posted the strongest returns, the current climate favors solid business models and sensible valuations. We will strive to do our work well so that our portfolios will achieve solid returns even in a slowing economy.

We would like to encourage all shareholders to visit us on the web at www.newcovenantfunds.com to find daily net asset values and quarterly performance reports. For your convenience, you can download an additional prospectus directly from our site. Contact us at 800-858-6127 or 877-835-4531 if you have any comments or questions.

                                  /S/ SIGNATURE

                                  Dennis J. Murphy
                                  Executive Vice President
                                    and Chief Investment Officer
                                  New Covenant Trust Company, N.A.

TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

                                  JUNE 30, 2000
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                            NEW COVENANT GROWTH FUND*
                                       VS.
                            THE WILSHIRE 5000 INDEX+

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
                Growth          Wilshire 5000
              $10,000.0           $10,000.0
6/91            9,655.0            10,353.6
6/92           10,679.4            11,477.5
6/93           11,640.5            12,993.8
6/94           12,470.5            12,835.1
6/95           14,640.4            15,619.7
6/96           17,969.6            19,310.9
6/97           22,627.3            24,520.9
6/98           25,973.9            31,140.3
6/99           28,823.2            36,747.2
6/00           30,650.6            39,769.4

+ WILSHIRE 5000 INDEX MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY
  SECURITIES WITH READILY AVAILABLE PRICE DATA. OVER 7,000 CAPITALIZATION WEIGHTED SECURITY RETURNS ARE USED TO ADJUST THE INDEX.

--------------------------------------------------------------------------------
                        1 YEAR           5 YEAR         10 YEAR
                        RETURN**        RETURN**        RETURN**
Growth Fund             6.38%            15.91%          11.84%
Wilshire 5000 Index     8.22%            20.53%          14.79%
--------------------------------------------------------------------------------

                                  JUNE 30, 2000
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                            NEW COVENANT INCOME FUND*
                                       VS.
             THE LEHMAN BROTHERS INTERMEDIATE GOVT/CORP BOND INDEX+

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
                Income              Lehman
              $10,000.0           $10,000.0
6/91           11,031.0            11,022.0
6/92           12,528.0            12,583.5
6/93           13,972.0            14,237.9
6/94           13,821.0            14,030.0
6/95           15,113.0            15,820.5
6/96           15,966.0            16,557.1
6/97           17,290.0            17,840.8
6/98           18,979.0            19,853.5
6/99           19,197.0            20,388.7
6/00           19,877.0            21,269.2

     + THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS REPRESENTATIVE OF
       INTERMEDIATE AND LONG-TERM GOVERNMENT AND INVESTMENT GRADE CORPORATE DEBT SECURITIES.

--------------------------------------------------------------------------------
                              1 YEAR           5 YEAR         10 YEAR
                              RETURN**        RETURN**        RETURN**
Income Fund                    3.55%            5.63%          7.11%
Lehman Govt./Cr. Bd. Index     4.32%            6.09%          7.83%
--------------------------------------------------------------------------------

     * THE PERFORMANCE INFORMATION FOR ALL OF THE NEW COVENANT FUNDS REFLECTS PERFORMANCE PRIOR TO THE JULY 1, 1999 INCEPTION DATE OF THE FUNDS. IT REPRESENTS PERFORMANCE RECORDS OF THE PRIVATE POOLS PREVIOUSLY MANAGED BY THE PRESBYTERIAN CHURCH (U.S.A.) FOUNDATION, THE PREDECESSOR ENTITY TO THE ADVISER. THESE PRIVATE POOLS HAD INVESTMENT OBJECTIVES AND POLICIES IN ALL MATERIAL RESPECTS EQUIVALENT TO THOSE OF THE FUNDS. THEY WERE NOT SUBJECT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940 OR THE INTERNAL REVENUE CODE OF 1986, WHICH MAY ADVERSELY AFFECT PERFORMANCE RESULTS. THE PERFORMANCE HAS BEEN RESTATED TO REFLECT THE TOTAL ESTIMATED EXPENSES OF THE FUNDS.
    ** RETURNS SHOWN ARE AVERAGE ANNUAL RETURNS, ASSUMING REINVESTMENT OF ALL
       DIVIDENDS AND DISTRIBUTIONS.
NOTE:  PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

                                                             TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

                                 JUNE 30, 2000
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                       NEW COVENANT BALANCED GROWTH FUND*
                                       VS.
                               THE BLENDED INDEX+

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
                    Balanced Growth             Blended Index
                       $10,000.0                 $10,000.0
6/91                    10,339.0                  10,621.0
6/92                    11,483.5                  11,919.9
6/93                    12,540.0                  13,491.5
6/94                    12,926.2                  13,313.1
6/95                    14,702.3                  15,700.0
6/96                    17,025.3                  18,209.4
6/97                    20,246.5                  21,848.9
6/98                    22,910.9                  26,625.6
6/99                    24,693.4                  30,203.8
6/00                    25,957.7                  32,369.3

     + THE BLENDED INDEX IS A COMPOSITE INDEX COMPOSED OF 60% WILSHIRE 5000
       INDEX AND 40% LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.

--------------------------------------------------------------------------------
                              1 YEAR           5 YEAR         10 YEAR
                              RETURN**        RETURN**        RETURN**
Balanced Growth Fund           5.13%           12.03%          10.00%
Blended Index                  7.17%           15.55%          12.45%
--------------------------------------------------------------------------------

                                  JUNE 30, 2000
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                       NEW COVENANT BALANCED INCOME FUND*
                                       VS.
                               THE BLENDED INDEX+

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
                    Balanced Income             Blended Index
                       $10,000.0                 $10,000.0
6/91                    10,656.0                  10,788.1
6/92                    12,047.7                  12,196.4
6/93                    13,323.5                  13,802.5
6/94                    13,547.4                  13,611.8
6/95                    15,181.2                  15,750.2
6/96                    16,952.8                  17,520.9
6/97                    19,341.5                  20,178.8
6/98                    21,614.1                  23,803.9
6/99                    22,712.1                  26,114.2
6/00                    23,704.6                  27,744.2

     + THE BLENDED INDEX IS A COMPOSITE INDEX COMPOSED OF 65% LEHMAN BROTHERS
       GOVERNMENT/CORPORATE BOND INDEX AND 35% WILSHIRE 5000 INDEX.

--------------------------------------------------------------------------------
                              1 YEAR           5 YEAR         10 YEAR
                              RETURN**        RETURN**        RETURN**
Balanced Income Fund           4.40%            9.31%          9.01%
Blended Index                  6.24%           11.98%         10.73%
--------------------------------------------------------------------------------

     * THE PERFORMANCE INFORMATION FOR ALL OF THE NEW COVENANT FUNDS REFLECTS PERFORMANCE PRIOR TO THE JULY 1, 1999 INCEPTION DATE OF THE FUNDS. IT REPRESENTS PERFORMANCE RECORDS OF THE PRIVATE POOLS PREVIOUSLY MANAGED BY THE PRESBYTERIAN CHURCH (U.S.A.) FOUNDATION, THE PREDECESSOR ENTITY TO THE ADVISER. THESE PRIVATE POOLS HAD INVESTMENT OBJECTIVES AND POLICIES IN ALL MATERIAL RESPECTS EQUIVALENT TO THOSE OF THE FUNDS. THEY WERE NOT SUBJECT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940 OR THE INTERNAL REVENUE CODE OF 1986, WHICH MAY ADVERSELY AFFECT PERFORMANCE RESULTS. THE PERFORMANCE HAS BEEN RESTATED TO REFLECT THE TOTAL ESTIMATED EXPENSES OF THE FUNDS.
    ** RETURNS SHOWN ARE AVERAGE ANNUAL RETURNS, ASSUMING REINVESTMENT OF ALL
       DIVIDENDS AND DISTRIBUTIONS.
NOTE:  PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

                            New Covenant Growth Fund
                           TEN LARGEST STOCK HOLDINGS
                                at June 30, 2000

   Security                 Market Value  % of Portfolio  Sector
   --------                 ------------  --------------  ------
Intel Corporation           $25,482,174        2.8%       Technology
Citigroup, Inc.              19,288,857        2.1%       Financial Services
Merck & Company, Inc.        16,026,119        1.8%       Pharmaceuticals
Cisco Systems, Inc.          15,106,264        1.7%       Technology
International Business
   Machines Corporation      14,785,459        1.6%       Technology
Johnson & Johnson            13,453,612        1.5%       Medical Products
Microsoft Corporation        12,648,000        1.4%       Computer Services
                                                             and Software
Corning, Inc.                12,217,241        1.4%       Diversified Operations
Morgan Stanley Dean Witter
   & Company                 10,019,970        1.1%       Financial Services
Emerson Electric Company      9,865,275        1.1%       Electronics

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
                                                                         Value
   Shares                                                              (Note 2)
--------------------------------------------------------------------------------

 COMMON STOCK -- 93.3%
               ADVERTISING -- 0.3%
       350     PubliGroupe S.A ..................................   $    261,754
     3,600     R.H. Donnelley Corporation+ ......................         69,750
    31,900     Young & Rubicam, Inc. ............................      1,824,281
                                                                      ----------
                                                                       2,155,785
                                                                      ----------
               AEROSPACE -- 0.2%
     2,000     AAR Corporation ..................................         24,000
    57,300     Honeywell International, Inc. ....................      1,930,294
                                                                      ----------
                                                                       1,954,294
                                                                      ----------
               AUTOMOTIVE -- 0.9%
    14,300     BorgWarner, Inc. .................................        502,287
    35,000     Cycle & Carriage Ltd. ............................         82,281
    54,469     Delphi Automotive Systems Corporation ............        793,205
    75,800     Ford Motor Company ...............................      3,259,400
    10,253     General Motors Corporation .......................        595,315
     7,500     Honda Motor Company ..............................        255,172
    30,322     Hyundai Motor Company Ltd.+ ......................        194,061
     2,300     Michelin (CGDE) ..................................         74,338
    89,000     Mitsubishi Motors Corporation+ (L) ...............        379,973
   172,000     Nissan Motor Company Ltd.+ .......................      1,013,147
     1,300     Peugeot S.A ......................................        260,881
    21,000     Suzuki Motor Corporation .........................        270,751
     1,700     Tower Automotive, Inc.+ ..........................         21,250
     5,000     TRW, Inc. ........................................        216,875
     9,925     Visteon Corporation+ .............................        120,337
                                                                      ----------
                                                                       8,039,273
                                                                      ----------
               BANKING -- 2.8%
    36,848     ABN AMRO Holdings NV .............................        902,688
    30,000     Allied Irish Banks Plc ...........................        268,366
    56,717     Australia & New Zealand Banking Group Ltd. .......        434,510
    26,000     Banco Exterior de Espana .........................        388,468
     1,796     Bank Handlowy W. Warszawie .......................         27,569
    50,908     Bank of America Corporation ......................      2,189,044
    16,000     Bank of Nova Scotia ..............................        392,432
     5,200     Bank of Scotland .................................         49,451
    45,400     Bank One Corporation .............................      1,205,937
    15,000     Bayerische HypoVereinsbank .......................        453,244
    67,650     Chase Manhattan Corporation ......................      3,116,128
     9,000     Comerica, Inc. ...................................        403,875
       550     Credit Suisse Group (L) ..........................        109,407
    33,300     Cullen/Frost Bankers, Inc. .......................        876,206
     2,500     Deutsche Bank A.G ................................        205,738
     5,200     First Citizens BancShares, Inc. ..................        309,400
    23,800     First Union Corporation ..........................        590,537
    27,000     ForeningsSparbanken AB ...........................        394,898
    29,000     Fuji Bank Ltd. (L) ...............................        220,291
     7,900     Hudson United Bancorp ............................        177,256
     2,800     Independence Community Bank Corporation ..........         37,100
   217,000     Keppel TatLee Bank Ltd. ..........................        369,415
   136,240     Lloyds TSB Group Plc .............................      1,286,343
   115,600     MBNA Corporation .................................      3,135,650


                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
                                                                         Value
   Shares                                                              (Note 2)
--------------------------------------------------------------------------------

COMMON STOCK -- (CONTINUED)
               BANKING -- (CONTINUED)
       900     M&T Bank Corporation .............................   $    405,000
    29,200     National Bank of Canada ..........................        436,027
    21,300     National City Corporation ........................        363,431
    23,400     Pacific Century Financial Corporation ............        342,225
    26,900     Royal Bank of Scotland Group Plc .................        450,168
    78,300     San Paolo IMI S.p.A ..............................      1,389,659
     3,000     Southwest Bancorporation of Texas, Inc.+ .........         62,250
     3,400     Staten Island Bancorp, Inc. ......................         59,925
     6,700     State Street Corporation .........................        710,619
    36,000     Summit Bancorp ...................................        886,500
    35,000     Svenska Handelsbanken, Series A ..................        507,937
     8,500     Toronto-Dominion Bank ............................        206,757
    21,000     UnionBanCal Corporation ..........................        389,812
    21,100     Wachovia Corporation .............................      1,144,675
    73,204     Westpac Banking Corporation Ltd. (L) .............        527,545
                                                                      ----------
                                                                      25,426,483
                                                                      ----------
               BROADCASTING AND MEDIA -- 3.1%
     6,300     Ackerley Group, Inc. .............................         74,025
   111,450     AMFM, Inc.+ ......................................      7,690,050
   124,400     Cable & Wireless HKT Ltd. ........................        359,882
    18,400     Cablevision Systems Corporation+ .................      1,248,900
     8,600     Clear Channel Communications, Inc.+ ..............        645,000
    81,900     Cinar Corporation+ ...............................        409,500
     9,100     Comcast Corporation, Special Class A+ ............        368,550
     7,600     E.W. Scripps Company (The), Class A ..............        374,300
    29,100     Gannett Company, Inc. ............................      1,740,544
    48,400     Infinity Broadcasting Corporation, Class A+ ......      1,763,575
     8,355     News Corporation (The) Ord .......................        245,062
    48,900     Reuters Group Plc ................................        833,874
       259     Reuters Group Plc, Sponsored ADR (L) .............         25,884
    83,200     Time Warner, Inc. ................................      6,323,200
    74,400     Viacom, Inc.+ ....................................      5,073,150
    14,300     Wink Communications, Inc.+ (L) ...................        436,150
     4,500     Yahoo! Inc.+ .....................................        557,437
14,063,834     Yapi ve Kredi Bankasi A.S.+ ......................        156,412
                                                                      ----------
                                                                      28,325,495
                                                                      ----------
               CHEMICALS -- 1.2%
    10,600     BOC Group Plc ....................................        152,369
     7,400     Cambrex Corporation ..............................        333,000
     5,500     Degussa AG .......................................        156,475
    46,500     Dow Chemical Company .............................      1,403,719
    14,184     DSM NV ...........................................        454,993
    55,217     du Pont (E.I.) de Nemours & Company ..............      2,415,744
    31,400     Engelhard Corporation ............................        535,762
    20,200     Laporte Plc ......................................        146,710
   323,200     Laporte Plc, Class B .............................          4,890
    40,300     MacDermid, Inc. (L) ..............................        947,050
     1,600     Minerals Technologies, Inc. ......................         73,600
    11,900     Norsk Hydro ASA (L) ..............................        499,272
   101,740     Praxair, Inc. ....................................      3,808,891
                                                                      ----------
                                                                      10,932,475
                                                                      ----------


                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
                                                                         Value
   Shares                                                              (Note 2)
--------------------------------------------------------------------------------

COMMON STOCK -- (CONTINUED)
               COMMERCIAL SERVICES -- 0.3%
      2,800    ACNielsen Corporation+ ...........................   $     61,600
      1,700    Acxiom Corporation+ ..............................         46,325
        345    Adecco S.A., Sponsored ADR .......................        293,122
      2,100    American Management Systems, Inc.+ ...............         68,939
      3,200    CDI Corporation+ .................................         65,200
     35,200    Concord EFS, Inc.+ ...............................        915,200
     28,000    Manpower, Inc. ...................................        896,000
      2,800    Maximus, Inc.+ ...................................         61,950
      3,100    Spherion Corporation+ ............................         55,025
      2,500    The Profit Recovery Group International, Inc.+ ...         41,563
                                                                     -----------
                                                                       2,504,924
                                                                     -----------
               COMPUTER SERVICES AND SOFTWARE -- 7.7%
      8,300    Adaptec, Inc.+ ...................................        188,825
        800    Affiliated Computer Services+ ....................         26,450
     62,300    America Online, Inc.+ ............................      3,286,325
      8,050    Apple Computer, Inc.+ ............................        421,619
     52,200    ASM Lithography Holding N.V.+ (L) ................      2,260,754
     12,500    BEA Systems, Inc.+ ...............................        617,969
      2,400    Bell & Howell Company+ ...........................         58,200
     15,000    BMC Software, Inc.+ ..............................        547,266
     11,700    BroadVision, Inc.+ ...............................        594,506
     25,800    Computer Associates International, Inc. ..........      1,320,637
     11,000    Creative Technology Ltd. (L) .....................        263,709
     90,100    Dell Computer Corporation+ .......................      4,443,056
        750    Dycom Industries, Inc.+ ..........................         34,500
      3,700    eBay, Inc.+ ......................................        200,956
     56,700    Electronic Data Systems Corporation ..............      2,338,875
    109,900    EMC Corporation+ .................................      8,455,431
     13,900    Exodus Communications, Inc.+ .....................        640,269
      7,900    Handspring, Inc.+ ................................        213,300
     78,100    Hewlett-Packard Company ..........................      9,752,737
     31,300    Informix Corporation+ ............................        232,794
        600    Intershop Communications AG+ .....................        270,944
        900    ITT Educational Services+ ........................         15,806
    158,100    Microsoft Corporation+ ...........................     12,648,000
      2,000    National Data Corporation ........................         46,000
      3,600    Nidec Corporation (L) ............................        312,144
     75,200    Oracle Corporation+ ..............................      6,321,500
      2,200    Phone.com, Inc.+ .................................        143,275
      1,400    RadiSys Corporation+ .............................         79,450
     13,600    Rational Software Corporation+ ...................      1,263,950
      1,600    Satyam Computer Services Ltd. ....................        106,869
      3,100    Siebel Systems, Inc.+ ............................        507,044
      1,500    Storage Technology Corporation+ ..................         16,406
     84,140    Sun Microsystems, Inc.+ ..........................      7,651,481
      3,100    Transaction Systems Architects, Inc.+ ............         53,087
     76,400    Unisys Corporation+ ..............................      1,112,575
      7,901    VeriSign, Inc.+ ..................................      1,394,438
      7,700    Veritas Software Corporation+ ....................        870,220
      9,200    Vignette Corporation+ ............................        478,544
                                                                     -----------
                                                                      69,189,911
                                                                     -----------


                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
                                                                         Value
   Shares                                                              (Note 2)
--------------------------------------------------------------------------------

COMMON STOCK -- (CONTINUED)
                CONSTRUCTION AND BUILDING MATERIALS -- 0.6%
      1,600     Bouygues S.A.+ (L) .............................    $  1,069,264
        258     Cemex, S.A.+ (L) ...............................           6,031
     20,281     CRH Plc ........................................         365,947
     39,400     Gartner Group, Inc., Class A ...................         472,800
        315     Holderbank Financiere Glarus AG, Class B .......         386,195
      7,400     Martin Marietta Materials, Inc. ................         299,238
     99,600     Masco Corporation ..............................       1,799,025
     50,000     Sekisui House Ltd. .............................         462,278
                                                                     -----------
                                                                       4,860,778
                                                                     -----------
                CONSUMER PRODUCTS -- 2.1%
     60,600     Black & Decker Corporation .....................       2,382,337
     55,500     Cintas Corporation (L) .........................       2,036,156
     79,840     Clorox Company .................................       3,577,830
     18,700     Colgate-Palmolive Company ......................       1,119,662
      3,000     Ethan Allen Interiors, Inc. ....................          72,000
     12,700     Furniture Brands International, Inc.+ ..........         192,088
    107,300     Gillette Company ...............................       3,748,794
     57,400     Legget & Platt, Inc. ...........................         947,100
     15,700     Liz Claiborne, Inc. ............................         553,425
     24,700     Pall Corporation ...............................         456,950
      7,400     Pennzoil-Quaker State Company ..................          89,263
     57,300     Procter & Gamble Company .......................       3,280,425
     12,300     Rayovac Corporation+ ...........................         275,213
        326     Reckitt & Coleman Ltd. .........................           3,650
     35,000     Unilever N.V ...................................         211,834
                                                                     -----------
                                                                      18,946,727
                                                                     -----------
                CONTAINERS -- 0.3%
      4,100     Packaging Corp of America+ .....................          41,512
     28,200     Sealed Air Corporation+ (L) ....................       1,476,975
     34,700     Sonoco Products Company ........................         713,519
                                                                     -----------
                                                                       2,232,006
                                                                     -----------
                COSMETICS -- 0.4%
     77,800     Avon Products, Inc. ............................       3,462,100
        123     Givaudan+ ......................................          37,436
                                                                     -----------
                                                                       3,499,536
                                                                     -----------
                DIVERSIFIED OPERATIONS -- 3.2%
     45,270     Corning, Inc. ..................................      12,217,241
     12,300     Eaton Corporation ..............................         824,100
     72,400     First Data Corporation .........................       3,592,850
     28,200     Fluor Corporation ..............................         891,825
     49,500     Hutchison Whampoa Ltd ..........................         622,282
    249,900     Invensys Plc ...................................         937,747
     38,700     Minnesota Mining and Manufacturing Company .....       3,192,750
     40,900     PPG Industries, Inc. ...........................       1,812,381
     48,500     Swire Pacific Ltd. .............................         284,324
     13,400     Textron, Inc. ..................................         727,787
     73,800     Tyco International Ltd. ........................       3,496,275
      8,800     Vivendi ........................................         776,706
                                                                     -----------
                                                                      29,376,268
                                                                     -----------


                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------
                                                                   Value
   Shares                                                        (Note 2)
--------------------------------------------------------------------------

COMMON STOCK -- (CONTINUED)
             ELECTRONICS -- 7.5%
        40   Advanced Micro Devices, Inc.+ (L) .............. $      3,090
     5,700   Advantest Corporation ..........................    1,270,487
     2,500   Aixtron AG+ ....................................      343,692
     9,100   Amkor Technology+ ..............................      321,344
    16,600   Analog Devices, Inc.+ ..........................    1,261,600
     1,000   Anixter International, Inc.+ ...................       26,500
    78,800   Applied Materials, Inc.+ .......................    7,141,250
   140,083   Asustek Computer, Inc. .........................    1,274,756
    19,400   Atmel Corporation+ .............................      715,375
     2,000   Broadcom Corporation+ ..........................      437,875
    16,000   Chartered Semiconductor Manufacturing Ltd.+ (L)       139,896
    13,845   Compal Electronics, Inc. .......................      166,140
     5,700   Credence Systems Corporation+ ..................      314,569
    19,200   Cypress Semiconductor Corporation+ .............      811,200
     2,500   Electronics for Imaging, Inc.+ .................       63,281
   163,400   Emerson Electric Company .......................    9,865,275
     3,200   Epcos AG+ ......................................      319,221
    57,480   General Motors Corporation, Class H+ ...........    5,043,870
     3,500   General Semiconductor, Inc.+ ...................       51,625
     5,100   Hirose Electric Company Ltd. (L) ...............      793,563
    43,000   Johnson Electric Holdings, Ltd.+ ...............      408,184
    28,100   Infineon Technologies AG+ (L) ..................    2,218,795
     9,600   Integrated Device Technology, Inc.+ ............      574,800
    10,100   Jabil Circuit, Inc.+ ...........................      501,213
    19,400   JDS Uniphase Corporation+ ......................    2,325,575
     7,300   KLA-Tencor Corporation+ ........................      427,506
    10,700   LSI Logic Corporation+ .........................      579,137
     4,400   Mentor Graphics Corporation+ ...................       87,450
     2,500   Micron Electronics, Inc.+ ......................       31,250
    20,800   Micron Technology, Inc. ........................    1,831,700
    48,625   Molex, Inc., Class A ...........................    1,701,875
     7,000   Murata Manufacturing Company Ltd. ..............    1,004,100
     6,000   Nichicon Corporation ...........................      147,024
     6,600   Nintendo Company Ltd. ..........................    1,151,991
    15,500   Novellus Systems, Inc.+ ........................      876,719
     3,300   PMC-Sierra, Inc.+ ..............................      586,369
     6,200   Quantum Corporation-Hard Disk Drive+ ...........       68,588
     3,300   Rohm Company Ltd. ..............................      964,139
    10,306   Samsung Electronics ............................    2,014,823
    12,000   Sanmina Corporation+ ...........................    1,026,000
    17,100   SCI Systems, Inc.+ .............................      670,106
     4,000   Sensormatic Electronics Corporation+ ...........       63,250
    27,900   Solectron Corporation+ .........................    1,168,313
    36,000   Sony Corporation (L) ...........................    3,358,937
     1,400   Sony Corporation, Sponsored ADR ................      132,038
    92,170   STMicroelectronics N.V. (L) ....................    5,916,162
    15,600   STMicroelectronics .............................      982,960
    52,997   Taiwan Semiconductor Manufacturing Company Ltd.,
               Sponsored ADR+ (L) ...........................    2,053,634
     7,000   Taiyo Yuden Company, Ltd. ......................      438,057
     3,000   TDK Corporation ................................      430,894
    10,000   Teradyne, Inc.+ ................................      735,000
    17,700   Tokyo Electron Ltd. ............................    2,422,167


                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2000

----------------------------------------------------------------
                                                         Value
   Shares                                              (Note 2)
----------------------------------------------------------------

COMMON STOCK -- (CONTINUED)
              ELECTRONICS -- (CONTINUED)
        700   Tokyo Seimitsu Company Ltd. ........  $     93,681
      6,500   Xilinx, Inc.+ ......................       536,656
                                                     -----------
                                                      67,893,702
                                                     -----------
              ENERGY -- 2.6%
     31,500   Calpine Corporation+ ...............     2,071,125
     69,864   Conoco, Inc. .......................     1,716,034
     35,000   Constellation Energy Group .........     1,139,687
        600   Devon Energy Corporation ...........        33,713
      6,300   Duke Energy Corporation ............       355,162
      4,600   Dynegy, Inc. .......................       314,237
    117,550   El Paso Energy Corporation .........     5,987,703
     19,400   Enron Corporation ..................     1,251,300
    361,900   Ente Nazionale Idrocarburi (L) .....     2,090,312
     34,100   Entergy Corporation ................       927,094
    116,900   Halliburton Company ................     5,516,219
     19,900   PECO Energy ........................       802,219
     20,000   Suncor Energy, Inc. ................       462,162
     10,000   Talisman Energy+ ...................       331,250
      1,400   Total Fina 'B' Bearer Shares .......       214,655
                                                     -----------
                                                      23,212,872
                                                     -----------
              ENTERTAINMENT AND LEISURE -- 0.9%
     61,500   Carnival Corporation ...............     1,199,250
    160,770   Disney (Walt) Company ..............     6,239,886
      1,100   Felcor Lodging Trust, Inc. .........        20,350
      2,700   Prime Hospitality Corporation+ .....        25,481
     90,000   Rank Group Plc .....................       208,354
                                                     -----------
                                                       7,693,321
                                                     -----------
              FINANCIAL SERVICES -- 7.5%
      9,300   A.G. Edwards, Inc. .................       362,700
      3,350   AIFUL Corporation+ .................       308,779
    111,780   American Express Company ...........     5,826,532
     13,600   American General Corporation .......       829,600
     32,200   Associates First Capital Corporation       718,462
     23,600   Bear Stearns Companies, Inc. .......       982,350
    320,147   Citigroup, Inc. ....................    19,288,857
    121,600   Fannie Mae .........................     6,346,000
     85,200   Fleet Boston Corporation ...........     2,896,800
     50,900   Franklin Resources, Inc. ...........     1,546,088
     14,900   Goldman Sachs Group, Inc. ..........     1,413,637
     23,000   Halifax Group Plc ..................       220,640
      2,700   Heller Financial, Inc. .............        55,350
     62,900   KeyCorp ............................     1,108,612
     10,900   ING Groep NV, CVA Shares ...........       736,761
    169,410   Mellon Financial Corporation .......     6,172,877
     27,000   Merrill Lynch & Company, Inc. ......     3,105,000
    120,360   Morgan Stanley Dean Witter & Company    10,019,970
      2,400   Orix Corporation ...................       353,989
     19,800   PNC Financial Services Group .......       928,125
 24,000,000   Sanwa International Finance Ltd. ...       228,340
        490   Shohkoh Fund & Company .............       110,372
      9,000   Unibanco-Sponsored GDR (L) .........       258,750
     52,000   UniCredito Italiano SpA (L) ........       248,719


                 See accompanying notes to financial statements.
12

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
                                                                      Value
   Shares                                                           (Note 2)
--------------------------------------------------------------------------------

COMMON STOCK -- (CONTINUED)
             FINANCIAL SERVICES -- (CONTINUED)
    33,200   Washington Mutual, Inc. ..........                   $    958,650
    77,200   Wells Fargo Company ..............                      2,991,500
                                                                    ----------
                                                                    68,017,460
                                                                    ----------
             FOOD AND BEVERAGES -- 3.8%
     7,300   Bestfoods ........................                        505,525
   135,000   Cadbury Schweppes Plc ............                        886,525
   107,701   Coca-Cola Amatil .................                        190,248
    31,300   Coca-Cola Enterprises, Inc. ......                        510,581
     4,600   Danone ...........................                        610,435
   108,400   Flowers Industries, Inc. (L) .....                      2,161,225
    20,800   Heinz (H.J.) Company .............                        910,000
    44,100   Hershey Foods Corporation ........                      2,138,850
    62,400   Kroger Company+ ..................                      1,376,700
    68,800   McCormick & Company, Inc. ........                      2,236,000
    29,300   Nabisco Group Holdings Corporation                        759,969
       234   Nestle S.A., Registered Shares ...                        468,344
    27,300   Pepsi Bottling Group, Inc. .......                        796,819
   167,500   PepsiCo, Inc. ....................                      7,443,281
     2,900   Ralcorp Holdings, Inc.+ ..........                         35,525
    22,100   Sara Lee Corporation .............                        426,806
    97,800   SYSCO Corporation ................                      4,119,825
    34,000   Tate & Lyle Plc ..................                        169,770
   151,153   Tesco Plc ........................                        469,998
   145,660   The Coca-Cola Company ............                      8,366,346
     6,500   Whitman Corporation ..............                         80,438
                                                                    ----------
                                                                    34,663,210
                                                                    ----------
             FORESTRY AND PAPER PRODUCTS -- 0.8%
     4,400   Bowater, Inc. ....................                        194,150
    47,600   International Paper Company ......                      1,419,075
    59,600   Kimberly-Clark Corporation .......                      3,419,550
    27,000   Sumitomo Forestry ................                        181,433
    14,900   Temple-Inland, Inc. ..............                        625,800
    30,900   UPM-Kymmene Oyj (L) ..............                        767,006
    16,200   Weyerhaeuser Company .............                        696,600
                                                                    ----------
                                                                     7,303,614
                                                                    ----------
             HEALTH SERVICES -- 1.8%
     2,500   AmeriSource Health Corporation+ ..                         77,500
    13,200   Amgen, Inc.+ .....................                        927,300
     2,000   Apria Healthcare Group, Inc.+ ....                         24,500
    23,400   Cardinal Health, Inc. ............                      1,731,600
   120,970   HCA-The Healthcare Corporation ...                      3,674,464
    32,000   IMS Health, Inc. .................                        576,000
     9,000   Kao Corporation ..................                        274,822
     1,200   MedQuist, Inc.+ ..................                         40,800
       465   Novartis AG, Registered Shares ...                        736,566
    14,000   Sankyo Company Ltd. ..............                        316,008
    30,400   Tenet Healthcare Corporation+ ....                        820,800
    73,900   UnitedHealth Group, Inc. .........                      6,336,925
    10,600   Wellpoint Health Networks, Inc.+ .                        767,837
                                                                    ----------
                                                                    16,305,122
                                                                    ----------


                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
                                                                       Value
   Shares                                                            (Note 2)
--------------------------------------------------------------------------------

COMMON STOCK -- (CONTINUED)
             INSURANCE -- 2.9%
    33,600   Aegon N.V ....................................       $  1,195,545
     9,800   Aetna, Inc. ..................................            629,038
     1,200   Allianz AG ...................................            431,105
    27,200   Allstate Corporation .........................            605,200
    75,531   American International Group, Inc. ...........          8,874,893
     8,200   Assicurazioni Generali S.p.A. (L) ............            281,045
    19,100   Cigna Corporation ............................          1,785,850
    16,000   Clarica Life Insurance Company ...............            327,568
     2,700   Everest Reinsurance Holdings, Inc. ...........             88,763
     1,700   Gallagher (Arthur J.) & Company ..............             71,400
    35,900   Hartford Financial Services Group, Inc. ......          2,008,156
    10,400   Jefferson-Pilot Corporation ..................            586,950
    30,029   Lend Lease Corporation Ord ...................            382,667
    37,700   Lincoln National Corporation .................          1,361,913
     5,800   Manulife Financial Corporation (L) ...........             70,541
    20,400   Marsh & McLennan Companies, Inc. .............          2,130,525
    45,000   Mitsui Marine and Fire Insurance Company, Ltd.            216,295
    14,500   Progressive Corporation (L) ..................          1,073,000
       900   Radian Group, Inc. ...........................             46,575
    15,700   Reinsurance Group of America, Inc. ...........            472,963
     1,600   RenaissanceRe Holdings Ltd. ..................             69,700
    54,891   Royal & Sun Alliance Insurance Group Plc .....            356,308
       181   Swiss Re (L) .................................            368,924
   132,900   UnumProvident Corporation ....................          2,666,306
                                                                    ----------
                                                                    26,101,230
                                                                    ----------
             MACHINERY AND EQUIPMENT -- 1.5%
    21,100   American Power Conversion Corporation+ .......            861,144
    11,200   Caterpillar, Inc. ............................            379,400
    17,800   Deere & Company ..............................            658,600
    97,900   Dover Corporation ............................          3,971,069
     7,000   Fanuc Ltd. ...................................            711,842
    74,600   Grainger (W.W.), Inc. ........................          2,298,612
     1,000   Harman International Industries, Inc. ........             61,000
    22,600   Illinois Tool Works, Inc. ....................          1,288,200
    30,300   Ingersoll-Rand Company .......................          1,219,575
    17,500   Parker-Hannifin Corporation ..................            599,375
    10,500   Power-One, Inc.+ .............................          1,196,344
     1,500   Regal-Beloit Corporation .....................             24,094
     2,300   Snap-On, Inc. ................................             61,238
     5,000   Ushio, Inc. ..................................            137,600
                                                                    ----------
                                                                    13,468,093
                                                                    ----------
             MANUFACTURING -- 0.6%
    42,000   Nikon Corporation ............................          1,555,629
    19,000   Nippon Sheet Glass Company, Ltd. (L) .........            263,946
    10,000   Pechiney International .......................            417,204
     5,100   Saint Gobain Shares+ .........................            689,446
    16,300   Siemens AG NPV Registered Shares .............          2,458,735
    51,000   Toray Industries, Inc. .......................            206,682
                                                                    ----------
                                                                     5,591,642
                                                                    ----------


                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
                                                                       Value
   Shares                                                            (Note 2)
--------------------------------------------------------------------------------

COMMON STOCK -- (CONTINUED)
              MEDICAL PRODUCTS -- 3.2%
     10,900   Bausch & Lomb, Inc. ...............................  $    843,387
     19,900   Baxter International, Inc. ........................     1,399,219
    137,800   Becton, Dickinson and Company .....................     3,953,137
      9,700   Biomet, Inc. ......................................       372,844
    146,600   Boston Scientific Corporation+ ....................     3,216,037
        900   Dendrite International, Inc.+ .....................        29,981
      2,500   Dentsply International, Inc. ......................        77,031
     17,900   Genzyme Corporation+ ..............................     1,063,931
      4,400   Human Genome Sciences, Inc.+ ......................       586,850
      3,300   Invacare Corporation ..............................        86,625
    132,060   Johnson & Johnson .................................    13,453,612
     33,800   Medtronic, Inc. ...................................     1,683,662
     33,200   Precision Castparts Corporation ...................     1,502,300
     15,000   Sanofi-Synthelabo S.A .............................       714,593
      8,500   Steris Corporation+ ...............................        75,438
        900   Varian Medical Systems, Inc.+ .....................        35,213
                                                                    -----------
                                                                     29,093,860
                                                                    -----------
              METALS AND MINING -- 0.9%
    191,360   Alcoa, Inc. .......................................     5,549,440
    118,200   Broken Hill Proprietary Company Ltd. ..............     1,396,118
     20,000   Broken Hill Proprietary Company Ltd., Sponsored ADR       475,000
     12,700   China Steel Corporation, GDR+ .....................       168,910
     12,000   Inco Ltd.+ ........................................       184,500
     33,600   Steel Dynamics, Inc.+ .............................       304,500
      9,000   Stillwater Mining Company+ ........................       250,875
                                                                    -----------
                                                                      8,329,343
                                                                    -----------
              MISCELLANEOUS -- NON CATEGORIZED -- 0.1%
    122,000   Legend Holdings ...................................       118,158
        112   SGS Holdings ......................................       193,612
      4,000   Shin Etsuchem Company .............................       202,818
      4,500   UTD Pan Europe+ ...................................       117,672
                                                                    -----------
                                                                        632,260
                                                                    -----------
              OIL -- 3.0%
     19,200   Amerada Hess Corporation ..........................     1,185,600
     31,100   Baker Hughes, Inc. ................................       995,200
        800   Barrett Resources Corporation+ ....................        24,350
     46,300   Chevron Corporation ...............................     3,926,819
     13,900   Coastal Corporation ...............................       846,162
     88,970   Diamond Offshore Drilling, Inc. (L) ...............     3,125,071
     34,500   Enterprise Oil Plc ................................       287,633
    114,337   Exxon Mobil Corporation ...........................     8,975,454
     12,100   Helmerich & Payne, Inc. ...........................       452,238
      9,500   Kerr-McGee Corporation ............................       559,906
     43,800   Schlumberger Ltd. .................................     3,268,575
     56,700   Texaco, Inc. ......................................     3,019,275
     12,030   Tosco Corporation .................................       340,599
     18,700   Union Pacific Resources Group, Inc. ...............       411,400
                                                                    -----------
                                                                     27,418,282
                                                                    -----------
              OFFICE AUTOMATION & EQUIPMENT -- 0.1%
      3,100   Standard Register Company .........................        44,175
     26,500   Xerox Corporation .................................       549,875
                                                                    -----------
                                                                        594,050
                                                                    -----------
                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
                                                                       Value
   Shares                                                            (Note 2)
--------------------------------------------------------------------------------

COMMON STOCK -- (CONTINUED)
              PHARMACEUTICALS -- 6.6%
     86,800   Abbott Laboratories ...................              $  3,868,025
     98,200   American Home Products Corporation ....                 5,769,250
     75,550   AstraZeneca Group Plc .................                 3,519,645
     71,300   Bristol-Myers Squibb Company ..........                 4,153,225
     12,000   Chugai Pharmaceutical Company, Ltd. (L)                   226,757
     27,300   Eli Lilly and Company .................                 2,726,587
        800   Enzon, Inc.+ ..........................                    34,000
     11,600   Forest Laboratories, Inc.+ ............                 1,171,600
     19,200   Immunex Corporation+ ..................                   949,200
    209,150   Merck & Company, Inc. .................                16,026,119
      5,200   Millennium Pharmaceuticals, Inc.+ .....                   581,750
    205,215   Pfizer, Inc. ..........................                 9,850,320
     92,135   Pharmacia Corporation .................                 4,762,228
         72   Roche Holdings AG .....................                   700,889
     43,500   Schering-Plough Corporation ...........                 2,196,750
     17,000   Shionogi & Company Ltd. ...............                   322,841
     45,400   Teva Pharmaceutical Industries, Inc. ..                 2,516,862
                                                                    -----------
                                                                     59,376,048
                                                                    -----------
              PHOTO EQUIPMENT AND SUPPLIES -- 0.2%
     22,000   Eastman Kodak Company .................                 1,309,000
      3,400   Polaroid Corporation ..................                    61,413
                                                                    -----------
                                                                      1,370,413
                                                                    -----------
              PRINTING AND PUBLISHING -- 0.4%
      3,600   Banta Corporation .....................                    68,175
      1,800   Houghton Mifflin Company ..............                    84,038
     19,500   Knight-Ridder, Inc. ...................                 1,037,156
     22,900   New York Times Company ................                   904,550
     29,968   Singapore Press Holdings Ltd. .........                   468,521
     38,500   Thomson Corporation ...................                 1,317,584
      2,300   Valassis Communications, Inc.+ ........                    87,688
                                                                    -----------
                                                                      3,967,712
                                                                    -----------
              REAL ESTATE -- 0.3%
     24,000   Cheung Kong Holdings Ltd. .............                   263,998
     51,100   Equity Office Properties Trust ........                 1,408,444
     20,600   Equity Residential Properties Trust ...                   947,600
     40,000   Mitsui Fudosan Company Ltd. ...........                   433,533
                                                                    -----------
                                                                      3,053,575
                                                                    -----------
              RESTAURANTS -- 0.4%
    123,200   McDonald's Corporation ................                 4,057,900
                                                                    -----------
              RETAIL -- 4.3%
     85,100   AutoZone, Inc.+ .......................                 1,872,200
     14,300   Bed Bath & Beyond, Inc.+ ..............                   518,375
     10,900   Best Buy Company, Inc.+ ...............                   689,425
      4,400   Borders Group, Inc.+ ..................                    68,475
      9,000   Brinker International, Inc.+ ..........                   263,250
     23,037   Coles Myer Ltd. .......................                    88,367
     61,900   CVS Corporation .......................                 2,476,000
    142,157   Dollar General Corporation ............                 2,772,061
      9,100   Dollar Tree Stores, Inc.+ .............                   360,019
     27,200   Family Dollar Stores, Inc. ............                   532,100


                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
                                                                       Value
   Shares                                                            (Note 2)
--------------------------------------------------------------------------------

COMMON STOCK -- (CONTINUED)
              RETAIL -- (CONTINUED)
     27,900   Federated Department Stores, Inc.+ .............     $    941,625
     26,800   The Gap, Inc. ..................................          837,500
     80,650   Home Depot, Inc. ...............................        4,027,459
     10,800   Intimate Brands, Inc. ..........................          213,300
     19,000   Jusco Company Ltd. .............................          359,927
     10,100   Kohl's Corporation+ ............................          561,813
    127,590   Lowe's Companies, Inc. .........................        5,239,164
     29,300   May Department Stores Company ..................          703,200
    186,100   Office Depot, Inc.+ ............................        1,163,125
     16,600   Pacific Sunwear of California, Inc.+ ...........          311,250
      5,800   Pier 1 Imports, Inc. ...........................           56,550
      8,400   RadioShack Corporation .........................          397,950
     22,900   Safeway, Inc.+ .................................        1,033,363
     41,600   Staples, Inc.+ .................................          639,600
     51,300   Target Corporation .............................        2,975,400
     23,200   TJX Companies, Inc. ............................          435,000
      2,400   United Stationers, Inc.+ .......................           77,700
    165,840   Wal-Mart Stores, Inc. ..........................        9,556,530
      1,800   Whole Foods Market, Inc.+ ......................           74,363
                                                                    -----------
                                                                     39,245,091
                                                                    -----------
              TECHNOLOGY -- 8.1%
     68,200   3Com Corporation+ ..............................        3,930,025
     13,700   Automatic Data Processing, Inc. ................          733,806
        300   Black Box Corporation+ .........................           23,752
    237,660   Cisco Systems, Inc.+ ...........................       15,106,264
     55,700   Compaq Computer Corporation ....................        1,423,831
    190,610   Intel Corporation ..............................       25,482,174
    134,950   International Business Machines Corporation ....       14,785,459
      4,800   Network Appliance, Inc.+ .......................          386,400
      5,100   Seagate Technology, Inc.+ ......................          280,500
     97,600   Texas Instruments, Inc. ........................        6,703,900
     80,800   United Technologies Corporation ................        4,757,100
                                                                    -----------
                                                                     73,613,211
                                                                    -----------
              TELECOMMUNICATIONS -- 10.7%
     65,000   Alcatel ........................................        4,263,215
      2,300   Allen Telecom, Inc.+ ...........................           40,681
     11,600   Alltel Corporation .............................          718,475
     13,100   Andrew Corporation+ ............................          439,669
        900   Antec Corporation+ .............................           37,406
    211,200   AT & T Corporation .............................        5,267,688
    123,250   AT & T Corporation+ ............................        3,897,781
     39,600   BellSouth Corporation ..........................        1,687,950
      5,100   Brightpoint, Inc.+ .............................           44,147
     10,900   Broadwing, Inc. ................................          282,719
      1,400   Ciena Corporation+ .............................          233,363
     24,300   Comverse Technology, Inc.+ .....................        2,259,900
         33   DDI Corporation ................................          317,233
      9,800   Deutsche Telekom AG ............................          559,493
     10,000   Digital Microwave Corporation+ .................          381,250
     10,200   EchoStar Communications Corporation, Class A+ ..          337,716
      1,200   Ericsson (LM) Telefonaktiebolaget, Sponsored ADR           24,000
     42,000   Ericsson (LM) Telefonaktiebolaget ..............          830,952

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
                                                                       Value
   Shares                                                            (Note 2)
--------------------------------------------------------------------------------

COMMON STOCK -- (CONTINUED)
             TELECOMMUNICATIONS -- (CONTINUED)
    18,400   Global Crossing Ltd.+ ..................             $    484,150
    36,600   GTE Corporation ........................                2,278,350
       200   Korea Telecom Corporation, Sponsored ADR                    9,675
   143,600   Lucent Technologies, Inc. ..............                8,508,300
   126,600   Motorola, Inc. .........................                3,679,312
    85,480   Nextel Communications, Inc.+ ...........                5,230,307
        59   Nippon Telegraph & Telephone Corporation                  784,035
    63,690   Nokia Oyj, Sponsored ADR ...............                3,180,519
    49,300   Nokia Oyj ..............................                2,515,717
    81,680   Nortel Networks Corporation ............                5,574,660
       108   NTT Mobile Communications Network, Inc.                 2,921,257
    50,000   Portugal Telecom S.A ...................                  561,364
    16,600   Qualcomm, Inc.+ ........................                  996,000
   159,328   SBC Communications, Inc. ...............                6,890,936
    48,750   Scientific-Atlanta, Inc. ...............                3,631,875
    24,600   Sprint Corporation .....................                1,254,600
    35,200   Sprint Corporation (PCS Group)+ ........                2,094,400
     2,477   Swisscom AG ............................                  857,908
    40,000   Telecel-Comunicacoes Pessoais S.A ......                  607,189
    97,100   Telecom Italia S.p.A ...................                  644,275
    15,000   Telecom Italia S.p.A ...................                  206,215
    15,900   Telecom Italia S.p.A ...................                   79,997
     9,500   Telefonica de Argentina, S.A ...........                  301,625
    90,925   Telefonica C.A.+ (L) ...................                1,953,138
     1,000   Telefonica S.A.+ (L) ...................                   64,063
    25,000   Telefonos de Mexico, S.A. (L) ..........                1,428,125
    20,000   Television Franchaise 1 ................                1,393,863
    20,500   U.S. West, Inc. ........................                1,757,875
    78,300   Verizon Communications .................                3,978,619
 1,089,562   Vodafone AirTouch Plc ..................                4,401,804
    10,300   VoiceStream Wireless Corporation+ ......                1,197,858
   132,700   WorldCom, Inc.+ ........................                6,087,612
                                                                    ----------
                                                                    97,179,261
                                                                    ----------
             TRANSPORTATION -- 0.8%
    22,900   AMR Corporation+ .......................                  605,419
    69,333   BG Group Plc ...........................                  447,956
    48,000   British Airways ........................                  275,989
    59,200   Burlington Northern Santa Fe Corporation                1,357,900
     2,400   CNF Transportation, Inc. ...............                   54,600
    21,300   Delta Air Lines, Inc. ..................                1,076,981
    38,200   FedEx Corporation+ .....................                1,451,600
     3,000   Fuji Warehouse and Transportation ......                  177,843
    47,900   Mesa Air Group, Inc.+ ..................                  264,947
    55,000   Shell Transport & Trading Company ......                  458,961
     9,600   SkyWest, Inc. ..........................                  355,800
    21,600   USFreightways Corporation ..............                  530,550
     8,100   United Parcel Service, Inc., Class B ...                  477,900
                                                                    ----------
                                                                     7,536,446
                                                                    ----------
             UTILITIES -- 1.0%
    99,896   AES Corporation+ .......................                4,557,755
    24,900   FPL Group, Inc. ........................                1,232,550
    10,200   Pinnacle West Capital Corporation ......                  345,525


                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
                                                                      Value
   Shares                                                           (Note 2)
--------------------------------------------------------------------------------

COMMON STOCK -- (CONTINUED)
               UTILITIES -- (CONTINUED)
      24,700   Public Service Enterprise Group, Inc.               $    855,238
      48,400   Unicom Corporation ...................                 1,872,475
       3,200   VEBA AG ..............................                   154,280
                                                                   ------------
                                                                      9,017,823
                                                                   ------------
               WASTE MANAGEMENT -- 0.2%
     108,000   Waste Management, Inc. ...............                 2,052,000
                                                                   ------------
               Total Common Stock
                  (Cost $743,716,930) ...............               844,231,496
                                                                   ------------
  Principal
   Amount*
  ---------
CORPORATE FIXED INCOME SECURITIES -- 0.0%#
               FINANCIAL SERVICES -- 0.0%#
  35,000,000   TTB Finance Cayman Ltd.
                  0.750% due 09/29/2049 .............                   301,824
                                                                   ------------
               Total Corporate Fixed Income Securities
                  (Cost $341,358) ...................                   301,824
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 0.9%
               U.S. TREASURY BILLS -- 0.9%
     500,000   5.740% due 08/17/2000 (L) ............                   496,413
   7,500,000   5.760-5.815% due 09/14/2000 (L) ......                 7,412,121
     500,000   5.990% due 11/09/2000 ................                   489,465
                                                                   ------------
                                                                      8,397,999
                                                                   ------------
               Total U.S. Treasury Obligations
                  (Cost $8,393,089) .................                 8,397,999
                                                                   ------------
REPURCHASE AGREEMENT -- 5.5%  (Cost $49,657,000)
  49,657,000   Agreement with State Street Bank, 6.400% to be repurchased at
                  $49,683,484 on 07/03/2000, collateralized by $4,125,000,
                  $39,950,000 and $1,880,000 Federal National Mortgage Association 6.100%, 6.000% and 6.000% due 09/14/2001,
                  11/15/2001, 07/16/2001, market value $4,166,250,
                  $39,750,250 and $1,915,250, respectively;
                  collateralized by $845,000 and $3,990,000 FFCB 5.700%
                  and 6.000% due 05/17/2002 and 10/01/2001,
                  market value $832,325 and $4,004,963,
                  respectively. .....................                49,657,000
                                                                   ------------
TOTAL INVESTMENTS
   (Cost $802,108,377) ..............................      99.7%   $902,588,319
OTHER ASSETS AND LIABILITIES (NET) ..................       0.3%      2,497,877
                                                          -----    ------------
NET ASSETS ..........................................     100.0%   $905,086,196
                                                          =====    ============
--------------------
* Principal amount is stated in the currency of the country in which the security is denominated.
+   Non-income producing security.
#   Amount less than 0.1%.
(L) Securities in whole or in part on loan at June 30, 2000.

ABBREVIATIONS:
ADR  -- American Depository Receipt
GDR  -- Global Depository Receipt
Ord. -- Ordinary

                  See accompanying notes to financial statements.

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--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
  Principal                                                       Value
   Amount*                                                      (Note 2)
--------------------------------------------------------------------------------

CORPORATE FIXED INCOME SECURITIES -- 37.8%
               Adelphia Communications Corporation
     175,000      9.250% due 10/01/2002 ....................  $    171,500
     100,000      8.125% due 07/15/2003 ....................        93,500
               Allied Waste North America
     125,000      7.375% due 01/01/2001 ....................       112,813
     200,000      7.625% due 01/01/2006 (L) ................       176,000
   1,900,000   Aluminum Company of America
                  6.500% due 06/15/2018 ....................     1,691,570
   1,125,000   American Express Credit Corporation
                  6.550% due 08/16/2000 ....................     1,115,994
   1,600,000   American Financial Group, Inc.
                  7.125% due 04/15/2009 ....................     1,404,896
   2,575,000   American General Finance Corporation
                  6.860% due 11/22/2002 ....................     2,539,233
     750,000   American Standard, Inc
                  7.125% due 02/15/2003 ....................       708,750
   1,000,000   Amresco, Inc.
                  9.875% due 03/15/2005 ....................       540,000
   2,375,000   Amvescap Plc
                  6.600% due 05/15/2005 ....................     2,235,614
     600,000   APP International Finance Ltd.
                  10.761% due 04/17/2002(b) ................       597,000
               AT&T Corporation
     525,000      6.000% due 03/15/2009 ....................       466,835
   1,085,000      6.500% due 03/15/2029 ....................       911,042
   1,200,000   Avalonbay Communities
                  6.625% due 01/15/2005 ....................     1,137,540
   3,360,000   Bank of New York Company, Inc.
                  6.625% due 06/15/2003 ....................     3,288,734
   2,160,000   BankAmerica Corporation
                  5.875% due 02/15/2009 ....................     1,901,988
   1,650,000   BB&T Corporation
                  6.375% due 06/30/2005 ....................     1,559,695
     625,000   Beckman Coulter, Inc.
                  7.450% due 03/04/2008 ....................       569,200
     950,000   BellSouth Capital Funding Corporation
                  7.875% due 02/15/2030 ....................       951,682
   1,180,000   BellSouth Telecommunications, Inc.
                  6.375% due 06/01/2028 ....................       980,014
   1,125,000   BRE Properties, Inc.
                  7.125% due 02/15/2013 ....................       997,020
   1,175,000   Cabot Industrial Properties
                  7.125% due 05/01/2004 ....................     1,130,092
     400,000   Cable Systems Corporation, Class A
                  8.125% due 08/15/2009 ....................       388,828
               Charter Communications Holdings, LLC
     625,000      8.250% due 04/01/2007 ....................       553,125
     300,000      11.750% due 01/15/2010** .................       170,250
   1,000,000   Chattem, Inc.
                  8.875% due 04/01/2008 ....................       820,000
     360,000   Cho Hung Bank Company, Ltd.
                  11.500% due 04/01/2010(a) ................       342,000

                 See accompanying notes to financial statements.

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--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
  Principal                                                       Value
   Amount*                                                      (Note 2)
--------------------------------------------------------------------------------

CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
   2,000,000   City National Bank
                  6.375% due 01/15/2008 ....................  $  1,843,140
     400,000   Cleveland Electric Illuminating Company
                  7.430% due 11/01/2009 ....................       377,144
   2,350,000   Coastal Corporation
                  6.200% due 05/15/2004 ....................     2,240,866
   3,175,000   Coca-Cola Enterprises, Inc.
                  6.750% due 01/15/2038 ....................     2,659,157
               Colt Telecom Group Plc
     525,000      12.000% due 12/15/2006 ...................       462,000
     400,000      2.000% due 04/03/2007 ....................       347,511
     600,000      4.490% due 07/31/2008 (L) ................       338,060
     225,000   Conmed Corporation
                  9.000% due 03/15/2008 ....................       206,438
     500,000   Conseco Finance Trust III
                  8.796% due 04/01/2027 (L) ................       217,500
   1,975,000   Conseco, Inc.
                  6.800% due 06/15/2005 ....................     1,283,750
   2,150,000   Cox Communications, Inc.
                  7.500% due 08/15/2004 ....................     2,134,240
   2,000,000   CSX Corporation
                  7.250% due 05/01/2004 ....................     1,947,100
   2,350,000   CVS Corporation
                  5.500% due 02/15/2004 ....................     2,147,618
               Daimler Chrysler North American Holdings
   2,350,000      6.900% due 09/01/2004 ....................     2,295,433
   2,875,000      7.400% due 01/20/2005 ....................     2,852,259
   1,515,000   Dayton-Hudson Corporation
                  5.875% due 11/01/2008 (L) ................     1,345,594
   1,800,000   Delphi Auto Systems Corporation
                  6.125% due 05/01/2004 ....................     1,685,664
               Delta Air Lines, Inc.
     375,000      7.900% due 12/15/2009 (L) ................       350,475
   1,675,000      8.300% due 12/15/2029 ....................     1,464,536
   1,225,000   Disney (Walt) Company
                  7.300% due 02/08/2005 ....................     1,234,347
   2,250,000   Dow Chemical Company
                  7.375% due 11/01/2029 ....................     2,181,533
     375,000   D.R. Horton, Inc.
                  10.500% due 04/01/2005 (L) ...............       374,063
   1,265,000   Duke Realty LP
                  7.050% due 03/01/2016 ....................     1,196,311
   1,200,000   EdperBrascan Corporation
                  7.125% due 12/16/2003 ....................     1,126,356
     650,000   Emerson Electric Company
                  7.875% due 06/01/2005 (L) ................       668,213
               Enron Corporation
   1,450,000      7.875% due 06/15/2003 ....................     1,458,802
   1,900,000      7.375% due 05/15/2019 ....................     1,788,489
               EOP Operating LP
   3,150,000      6.500% due 06/15/2004 ....................     2,996,972
   1,600,000      6.800% due 01/15/2009 (L) ................     1,455,808
   1,415,000   ERP Operating LP
                  6.550% due 11/15/2001 ....................     1,394,581
     125,000   Esat Telecom Group Plc, ADR
                  11.875% due 11/01/2009 ...................       149,171

                  See accompanying notes to financial statements.

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--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
  Principal                                                       Value
   Amount*                                                      (Note 2)
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
               Exide Holdings SA
     400,000      9.125% due 04/15/2004 (L) ................  $    183,537
     500,000      10.000% due 04/15/2005 ...................       442,500
     850,000   Exodus Communications, Inc.
                  11.375% due 07/03/2008 ...................       787,491
   1,000,000   Extendicare Health Services
                  9.350% due 12/15/2007 ....................       420,000
   2,201,064   FDX Corporation
                  6.720% due 01/15/2022 ....................     2,001,494
   3,450,000   Firstar Bank
                  7.125% due 12/01/2009 ....................     3,273,429
   1,775,000   First Union Corp.
                  7.500% due 07/15/2006 (L) ................     1,748,606
     275,000   Flextronics International Ltd.
                  9.750% due 07/01/2010 ....................       268,286
   1,175,000   Florida Windstorm
                  7.125% due 02/25/2019 ....................     1,074,964
               Ford Motor Credit Company
   5,275,000      6.700% due 07/16/2004 ....................     5,110,736
   2,410,000      5.800% due 01/12/2009 ....................     2,096,676
     400,000   Fort James Corporation
                  6.875% due 09/15/2007 ....................       378,708
               Fox Sports Networks LLC
     375,000      8.875% due 08/15/2007 ....................       373,125
     350,000      9.750% due 08/15/2007** (L) ..............       285,250
   3,145,000   General Motors Acceptance Corporation
                  5.850% due 01/14/2009 ....................     2,754,611
     615,000   General Motors Corporation
                  8.800% due 03/01/2021 ....................       663,757
   1,000,000   Global Crossing Holding Ltd.
                  9.625% due 05/15/2008 (L) ................       975,000
     500,000   Golden State Holdings, Inc.
                  7.125% due 08/01/2005 ....................       452,795
   2,525,000   Goldman Sachs Group, Inc.
                  7.500% due 01/28/2005 (L) ................     2,505,886
   2,300,000   Great Lakes Chemical Corporation
                  7.000% due 07/15/2009 (L) ................     2,178,721
     500,000   Grove Worldwide LLC
                  9.250% due 05/01/2008 ....................       193,750
     725,000   Guangdong Enterprises Holdings
                  8.875% due 05/22/2007 + ..................       297,250
     400,000   Host Marriott Hotels Corporation
                  8.375% due 02/15/2006 ....................       376,000
   2,490,000   Household Finance Corporation
                  5.875% due 09/25/2004 ....................     2,322,274
     250,000   Huntsman ICI Chemicals LLC
                  10.125% due 07/01/2009 ...................       251,250
   1,675,000   Huntsman ICI Holdings LLC
                  0.000% due 12/31/2009*** .................       552,750
     200,000   IBJ Preferred Capital Company LLC
                  8.790% due 12/29/2049(a) .................       181,474
   2,275,000   Ingersoll-Rand Company
                  6.443% due 11/15/2027 ....................     2,143,664
     630,000   Innova S. de R.L.
                  12.875% due 04/01/2007 ...................       585,900

                 See accompanying notes to financial statements.

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--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
  Principal                                                       Value
   Amount*                                                      (Note 2)
--------------------------------------------------------------------------------

CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
   1,000,000   Integrated Health Services, Inc.
                  9.250% due 01/15/2008 + ..................  $     20,000
   2,250,000   International Business Machines Corporation
                  6.500% due 01/15/2028 (L) ................     2,028,510
   2,150,000   International Lease Finance Corporation
                  5.640% due 04/01/2002 ....................     2,096,658
     875,000   International Paper Company
                  8.000% due 07/08/2003 ....................       878,658
     230,000   IPC Magazines Group, Inc.
                  10.750% due 03/15/2008 ...................       205,328
     125,000   Konhinklijke Ahold NV
                  4.000% due 05/16/2005 ....................       130,302
     275,000   Lamar Media Corporation
                  8.625% due 06/15/2007 (L) ................       264,000
     825,000   Lear Corporation
                  7.960% due 05/15/2005 ....................       773,801
               Level 3 Communications, Inc.
     150,000      10.750% due 03/15/2008 ...................       134,613
      75,000      11.250% due 03/15/2010 ...................        68,448
     500,000      12.875% due 03/15/2010 ...................       273,750
   1,200,000   Liberty Mutual Insurance Company
                  7.697% due 10/15/2097 ....................       876,456
     225,000   Lilly Industries, Inc.
                  7.750% due 12/01/2007 ....................       202,414
     300,000   Lite-On Technology Corporation
                  0.000% due 12/01/2002++*** ...............       342,000
   1,025,000   Marsh & McLennan Companies, Inc.
                  6.625% due 06/15/2004 ....................       991,133
               May Department Stores Company, Debentures,
     675,000      7.450% due 09/15/2011 ....................       660,589
   1,200,000      7.875% due 03/01/2030 (L) ................     1,162,800
   1,135,000   MCI Communications Corporation
                  6.500% due 04/15/2010 (L) ................     1,029,796
               McLeodUSA, Inc.
     350,000      10.500% due 03/01/2007** .................       288,750
     675,000      9.500% due 11/01/2008 ....................       654,750
     875,000   Meditrust Companies
                  7.820% due 09/10/2026 ....................       682,499
   1,650,000   Merck & Company, Inc.
                  5.760% due 05/03/2037 ....................     1,650,000
   1,950,000   Merita Bank Ltd.
                  7.150% due 12/29/2049 ....................     1,907,627
   2,375,000   Merrill Lynch & Company, Inc.
                  6.550% due 07/17/2000 ....................     2,368,950
   3,975,000   Merry Land & Investment Company, Inc.
                  6.875% due 11/01/2004 ....................     3,816,159
     700,000   Metromedia Fiber Network
                  10.000% due 12/15/2009 ...................       641,559
   2,475,000   Morgan Stanley Dean Witter & Company
                  7.125% due 01/15/2003 (L) ................     2,459,135
   2,300,000   National Australia Bank Ltd.
                  8.600% due 05/19/2010 ....................     2,409,986
               National City Corporation
   2,440,000      7.200% due 05/15/2005 ....................     2,380,342

                  See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
  Principal                                                       Value
   Amount*                                                      (Note 2)
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
   2,460,000      6.875% due 05/15/2019 ....................  $  2,109,020
     775,000   National Westminster Bank Plc
                  7.750% due 04/29/2049 ....................       742,946
   2,075,000   Nations Bank Corporation
                  8.125% due 06/15/2002 ....................     2,103,386
     400,000   Nextel Communications, Inc. Class A
                  9.375% due 11/15/2009 ....................       382,000
   1,000,000   Nextlink Communications, Inc.
                  9.450% due 04/15/2008** ..................       625,000
     750,000   Niagara Mohawk Power
                  8.500% due 07/01/2010** ..................       572,130
     600,000   Nordbanken AB
                  8.950% due 11/29/2049 ....................       599,322
   4,020,000   Northern Trust Company Bank
                  7.100% due 08/01/2009 ....................     3,852,969
   2,150,000   Norwest Financial, Inc.
                  5.375% due 09/30/2003 ....................     2,023,322
   1,000,000   NVR Inc.
                  8.000% due 05/06/2001 ....................       917,500
     400,000   Ocean Energy, Inc.
                  7.625% due 07/01/2005 ....................       376,000
               Owens-Illinois, Inc.
     200,000      7.150% due 05/15/2005 (L) ................       182,824
     200,000      7.500% due 05/15/2010 ....................       173,452
               PACCAR Financial Corporation
   2,000,000      5.560% due 04/15/2002 ....................     1,951,800
   2,475,000      6.920% due 08/15/2003 ....................     2,453,021
               Pacific Bell
    1,120,000     6.625% due 11/01/2009 (L) ................     1,037,277
     580,000      8.875% due 09/30/2027 (L) ................       489,375
     650,000   PanAmSat Corporation
                  6.125% due 01/15/2005 ....................       578,832
   2,075,000   Pepsi Bottling Group,  Inc.
                  7.000% due 03/01/2029 ....................     1,874,327
               PNC Funding Corporation
   3,050,000      6.125% due 09/01/2003 ....................     2,893,564
   3,480,000      6.125% due 02/15/2009 ....................     3,084,150
               Premier Parks, Inc.
     425,000      9.250% due 04/01/2006 ....................       402,688
     200,000      9.750% due 06/15/2007 ....................       192,500
               Prologis Trust
   1,025,000      7.000% due 10/01/2003 ....................       995,911
     850,000      6.700% due 04/15/2004 ....................       810,008
               PSINet, Inc.
      50,000      10.500% due 12/01/2006 ...................        47,250
      75,000      11.500% due 11/01/2008 ...................        70,500
     250,000      11.000% due 08/01/2009 ...................       223,161
     275,000   PTC International Finance II
                  11.250% due 12/01/2009 ...................       275,013
     625,000   PX Escrow Corporation
                  9.625% due 02/01/2006 ....................       290,625
     500,000   PXRE Capital Trust I
                  8.850% due 02/01/2027 ....................       363,585


                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
  Principal                                                       Value
   Amount*                                                      (Note 2)
--------------------------------------------------------------------------------

CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
     200,000   Qwest Communications International, Inc.
                  7.500% due 11/01/2008 ..................... $    191,402
     100,000   Remy Cointreau S.A.
                  10.000% due 07/30/2005 ....................      104,540
   2,230,000   Rohm & Haas Company
                  7.850% due 07/15/2029 .....................    2,255,021
               Royal Caribbean Cruises Ltd.
     900,000      7.000% due 10/15/2007 ....................       759,654
     975,000      7.500% due 10/15/2027 ....................       721,139
               RSL Communications Plc
     175,000      12.000% due 11/01/2008 ...................       130,375
     700,000      10.125% due 03/01/2008** .................       280,000
     325,000      9.875% due 11/15/2009 ....................       227,500
   3,600,000   Safeway, Inc.
                  7.250% due 09/15/2004 ....................     3,541,176
     900,000   Salem Communications, Inc.
                  9.500% due 10/01/2007 ....................       846,000
     625,000   Scotts Company (The), Class A
                  8.625% due 11/15/2009 ....................       603,125
               Simon Property Group, Inc.
   1,400,000      6.750% due 02/09/2004 ....................     1,331,190
   1,000,000      7.125% due 06/24/2005 ....................       947,540
     125,000   Slovak Wireless Finance Company
                  11.250% due 03/30/2007 ...................       122,918
     440,000   Smithfield Food, Inc.
                  7.625% due 02/15/2008 ....................       393,800
     450,000   Speedway Motor Sports, Inc.
                  8.500% due 08/15/2007 ....................       418,500
               Sprint Capital Corporation
   1,025,000      5.700% due 11/15/2003 ....................       966,862
   1,450,000      6.875% due 11/15/2028 ....................     1,260,442
     200,000   Stagecoach Holdings Plc
                  8.625% due 11/15/2009 ....................       162,360
   1,100,000   St. George Bank Ltd.
                  7.150% due 10/15/2005 ....................     1,068,518
     845,000   SunTrust Banks, Inc.
                  6.125% due 02/15/2004 ....................       802,175
   2,250,000   TCI Communications, Inc.
                  6.375% due 05/01/2003 ....................     2,187,360
   1,200,000   Tenet Healthcare Corporation
                  6.000% due 12/01/2005 ....................       996,000
               Time Warner, Inc.
     375,000      7.750% due 06/15/2005 ....................       376,864
   1,700,000      6.625% due 05/15/2029 (L) ................     1,403,231
     725,000   Times Mirror Company
                  7.450% due 10/15/2009 ....................       711,841
     500,000   Tricon Global Restaurants, Inc.
                  7.450% due 05/15/2005 ....................       461,890
   2,450,000   TRW, Inc.
                  6.625% due 06/01/2004 ....................     2,322,429
   2,725,000   Tyco International Group
                  6.875% due 09/05/2002 ....................     2,673,961
   2,000,000   U.S. Bancorp
                  6.000% due 05/15/2004 ....................     1,894,702
   1,070,000   Union Camp Corporation
                  6.500% due 11/15/2007 (L) ................       973,572

                  See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
  Principal                                                       Value
   Amount*                                                      (Note 2)
--------------------------------------------------------------------------------

CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
     520,000   United Mexican States
                  11.375% due 09/15/2016 ...................  $    598,000
   1,090,000   United Parcel Service
                  8.375% due 04/01/2030 ....................     1,155,651
               Versatel Telecom BV,
      40,000      4.000% due 12/17/2004 ....................        44,298
      60,000      4.000% due 03/30/2005 ....................        53,845
               Vodafone AirTouch Plc
   1,675,000      7.625% due 02/15/2005 ....................     1,676,223
     900,000      7.750% due 02/15/2010 ....................       877,914
               Wachovia Corporation
   2,450,000      5.625% due 12/15/2008 ....................     2,109,107
   1,510,000      6.150% due 03/15/2009 (L) ................     1,345,440
   1,825,000   Washington Mutual, Inc.
                  7.500% due 08/15/2006 ....................     1,770,945
               Waste Management, Inc.
   1,255,000      6.500% due 12/15/2002 ....................     1,164,264
     975,000      6.875% due 05/15/2009 (L) ................       854,237
   3,025,000   Wells Fargo Company
                  6.625% due 07/15/2004 ....................     2,942,629
               Williams Communications Group, Inc.
     325,000      10.700% due 10/01/2007 ...................       323,375
     200,000      10.875% due 10/01/2009 ...................       196,000
      50,000   Winstar Communications, Inc.
                  12.750% due 04/15/2010 ...................        45,347
               WMX Technologies, Inc.
     300,000      6.375% due 12/01/2003 (L) ................       277,713
     705,000      7.100% due 08/01/2026 ....................       663,560
                                                              ------------
               Total Corporate Fixed Income Securities
                  (Cost $229,549,671) ......................   215,985,036
                                                              ------------
FOREIGN GOVERNMENT FIXED INCOME SECURITIES -- 0.8%
               Argentina Republic
     396,000      7.375% due 03/31/2005 (b) ................       360,360
     235,000      11.750% due 06/15/2015 ...................       214,437
               Brazil Federal Republic
   1,000,000      14.500% due 10/15/2009 ...................     1,070,000
     925,000      7.438% due 04/15/2012 (b) ................       678,719
     671,118      8.000% due 04/15/2014 (L) ................       492,467
     370,000   Bulgaria National Republic
                  2.750% due 07/28/2012(a) .................       271,839
     350,000   Peru Republic
                  3.750% due 03/07/2017 ....................       215,373
     220,000   Philippines, Republic of the
                  10.625% due 03/16/2025 ...................       187,000
   1,000,000   Quebec Province
                  8.800% due 04/15/2003 ....................     1,040,640
     215,000   Venezuela Republic
                  9.250% due 09/15/2027 ....................       141,577
                                                              ------------
               Total Foreign Government Fixed Income Securities
                  (Cost $4,633,920) ........................     4,672,412
                                                              ------------

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
  Principal                                                       Value
   Amount*                                                      (Note 2)
--------------------------------------------------------------------------------

MORTGAGE BACKED SECURITIES -- 36.2%
               FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 5.7%
         511      8.000% due 05/01/2006 ....................  $        514
   2,694,202      7.200% due 10/01/2006 ....................     2,682,078
   2,700,000      5.750% due 03/15/2009 (L) ................     2,459,106
   3,710,389      6.500% due 12/01/2014 ....................     3,579,338
   2,308,607      6.500% due 01/01/2029 ....................     2,181,634
   5,480,507      6.000% due 07/01/2029 ....................     5,021,515
   1,957,547      7.500% due 12/01/2029 ....................     1,931,238
   2,466,416      7.000% due 02/01/2030 ....................     2,383,175
   2,305,165      7.230% due 02/01/2030 ....................     2,284,995
     200,309      7.370% due 02/01/2030 ....................       199,714
   2,310,961      7.500% due 02/01/2030 ....................     2,279,902
   5,107,791      7.500% due 04/01/2030 ....................     5,039,142
   2,480,000      7.000% due 06/01/2030 ....................     2,396,300
                                                              ------------
                                                                32,438,651
                                                              ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 24.2%
   2,238,681      7.245% due 09/01/2003 ....................     2,223,527
   3,274,458      7.280% due 10/01/2003 ....................     3,248,690
   3,909,852      6.880% due 02/01/2004 ....................     3,836,145
   2,481,597      7.085% due 05/01/2004 ....................     2,448,240
       1,648      8.000% due 08/01/2004 ....................         1,653
   2,000,000      6.500% due 11/25/2007 ....................     1,958,740
   3,680,000      6.500% due 01/25/2008 ....................     3,608,682
   4,364,258      6.140% due 04/01/2009 ....................     4,060,106
   5,490,000      6.625% due 09/15/2009 (L) ................     5,303,834
   2,440,000      7.000% due 07/18/2012 ....................     2,363,750
   1,470,000      7.000% due 06/01/2015 ....................     1,441,967
   1,539,720      9.000% due 08/01/2025 ....................     1,584,942
   1,743,543      6.000% due 01/01/2029 ....................     1,595,882
     135,967      6.000% due 02/01/2029 ....................       124,452
   1,239,215      6.000% due 04/01/2029 ....................     1,134,266
   3,780,631      6.500% due 04/01/2029 ....................     3,568,677
     111,469      6.000% due 05/01/2029 ....................       102,029
     658,282      6.500% due 05/01/2029 ....................       621,254
   4,266,370      6.000% due 06/01/2029 ....................     3,905,051
   1,645,180      6.500% due 06/01/2029 ....................     1,552,639
     670,692      6.000% due 07/01/2029 ....................       613,891
   4,213,322      6.500% due 07/01/2029 ....................     3,975,269
   5,185,488      6.500% due 08/01/2029 ....................     4,893,491
     250,080      7.500% due 08/01/2029 ....................       246,721
   1,069,661      6.000% due 09/01/2029 ....................       979,071
   2,003,350      7.000% due 10/01/2029 ....................     1,933,853
     896,679      7.500% due 10/01/2029 ....................       883,785
   1,298,542      7.000% due 12/01/2029 ....................     1,253,495
   1,243,078      6.960% due 01/01/2030 ....................     1,221,523
   2,297,894      7.000% due 01/01/2030 ....................     2,218,180
   5,148,871      7.500% due 01/01/2030 ....................     5,074,830
   5,123,644      6.500% due 02/01/2030 ....................     4,835,439
     349,679      7.000% due 02/01/2030 ....................       337,548
   3,280,419      7.500% due 02/01/2030 ....................     3,233,246
   2,701,944      7.500% due 03/01/2030 ....................     2,663,089
  10,436,621      7.500% due 04/01/2030 ....................    10,286,581
   1,296,539      7.000% due 05/01/2030 ....................     1,251,562
  10,475,242      7.500% due 05/01/2030 ....................    10,324,608
     400,000      7.000% due 06/01/2030 ....................       386,124


                  See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
  Principal                                                       Value
   Amount*                                                      (Note 2)
--------------------------------------------------------------------------------

MORTGAGE BACKED SECURITIES -- (CONTINUED)
               FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- (CONTINUED)
   2,575,002      7.500% due 06/01/2030 ....................  $  2,537,973
   2,545,266      6.637% due 10/01/2039 ....................     2,470,512
   6,665,000      6.500% due 12/01/2099 ....................     6,317,124
  10,075,000      8.000% due 12/01/2099 ....................    10,115,905
   2,500,000      6.000% due 12/31/2099 ....................     2,364,844
  11,100,000      7.000% due 12/31/2099 ....................    10,805,251
   2,325,000      8.500% due 12/31/2099 ....................     2,364,595
                                                              ------------
                                                               138,273,036
                                                              ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 6.3%
   2,494,235      9.000% due 12/15/2017 ....................     2,605,678
   2,966,102      6.750% due 08/20/2022 ....................     2,981,852
   1,401,811      6.375% due 04/20/2024 ....................     1,404,446
     143,440      7.000% due 12/15/2025 ....................       139,629
   1,055,895      7.000% due 01/15/2028 ....................     1,026,519
   2,401,822      7.000% due 02/15/2028 ....................     2,335,003
   1,322,430      7.000% due 03/15/2028 ....................     1,285,640
   1,073,943      7.000% due 04/15/2028 ....................     1,044,066
     891,861      7.000% due 05/15/2028 ....................       867,049
      69,523      7.000% due 06/15/2028 ....................        67,589
   3,479,964      7.000% due 07/15/2028 ....................     3,383,151
   3,945,886      8.000% due 07/15/2029 ....................     3,990,277
   1,667,730      7.500% due 08/15/2029 ....................     1,655,739
   2,285,819      8.000% due 10/15/2029 ....................     2,310,095
     311,428      8.000% due 11/15/2029 ....................       314,735
   6,498,717      8.000% due 12/15/2029 ....................     6,567,732
   2,345,890      5.500% due 01/20/2030 ....................     2,287,618
   1,946,651      8.000% due 04/15/2030 ....................     1,967,324
                                                              ------------
                                                                36,234,142
                                                              ------------
               Total Mortgage-Backed Securities
                  (Cost $208,445,243)                          206,945,829
                                                              ------------
ASSET-BACKED SECURITIES -- 11.0%
   2,100,000   Advanta Mortgage Loan Trust,
                  7.040% due 01/25/2029 ....................     2,056,644
   1,550,000   American Express Credit Account Master Trust
                  5.600% due 11/15/2006 ....................     1,470,066
   2,000,000   ANRC Auto Owner Trust
                  6.940% due 04/17/2006 ....................     1,984,479
   2,375,000   ARG Funding Corporation
                  6.020% due 05/20/2005 ....................     2,290,747
   2,142,941   Bear Stearns Mortgage  Securities, Inc.
                  6.750% due 04/30/2030 ....................     2,034,240
   2,000,000   Chase Commercial Mortgage
                  Securities Corporation
                  6.600% due 12/19/2007 ....................     1,810,320
   2,400,000   Chase Credit Card Master Trust
                  6.950% due 01/15/2007 ....................     2,365,032
   1,715,000   DLJ Commercial Mortgage Corporation
                  7.340% due 09/10/2009 ....................     1,697,867
     500,000   FMAC Loan Receivables Trust
                  8.140% due 04/15/2019 ....................       464,530
   3,000,000   Ford Credit Auto Owner Trust
                  7.370% due 07/15/2004 ....................     3,003,750

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
  Principal                                                       Value
   Amount*                                                      (Note 2)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- (CONTINUED)
    3,321,256  General Electric Capital Mortgage Services, Inc.
                  7.250% due 04/25/2015 ....................  $  3,262,337
               GMAC Commercial Mortgage  Securities, Inc.
    1,700,000     6.175% due 05/15/2033 ....................     1,559,628
    4,418,648     6.150% due 05/15/2035 ....................     4,224,051
               LB Commercial Conduit Mortgage Trust
    1,365,000     6.210% due 10/15/2008 ....................     1,261,833
    3,191,897     6.410% due 06/15/2031 ....................     3,079,193
    1,500,000  MBNA Master Credit Card Trust
                  6.600% due 12/15/2006 ....................     1,457,805
               Merrill Lynch Mortgage Investors, Inc.
    2,368,218     6.690% due 11/21/2028 ....................     2,338,129
    2,100,000     6.960% due 11/21/2028 ....................     1,925,142
    2,135,891  Mid-State Trust
                  7.340% due 07/01/1935                          2,058,465
               Mortgage Capital Funding, Inc.
    1,777,070     6.325% due 10/18/2007 ....................     1,711,776
    3,000,000     7.117% due 11/20/2007 ....................     2,795,173
               Morgan Stanley Capital I
    3,240,230     6.250% due 07/15/2007 ....................     3,135,195
    2,500,000     6.210% due 09/15/2008 ....................     2,318,375
    2,065,000     6.480% due 06/03/2030 ....................     1,955,142
               Oakwood Mortgage Investors, Inc.
      684,641     6.450% due 01/15/2021 ....................       678,873
    3,570,000     7.500% due 01/15/2021 ....................     3,357,746
    2,231,845  SLM Student Loan Trust
                  5.095% due 04/25/2006 ....................     2,223,420
    2,550,000  Toyota Auto Receivables Owner Trust
                  7.210% due 04/15/2007 ....................     2,545,219
    1,000,000  Vanderbilt Mortgage Finance Corporation, Inc.
                  6.750% due 10/07/2028 ....................       847,025
    1,200,000  Variable Funding Capital Corporation
                  6.560% due 08/16/2000 ....................     1,190,379
                                                              ------------
               Total Asset-Backed Securities
                  (Cost $64,015,669) .......................    63,102,581
                                                              ------------
U.S. TREASURY OBLIGATIONS -- 7.8%
               U.S. TREASURY BONDS -- 6.6%
    5,925,000     9.250% due 02/15/2016 (L) ................     7,688,635
   13,750,000     8.875% due 08/15/2017 (L) ................    17,526,987
    7,400,000     8.125% due 05/15/2021 (L) ................     9,029,184
      425,000     8.125% due 05/15/2022 (L) ................       377,188
    2,950,000     8.125% due 05/15/2023 (L) ................     3,095,199
                                                              ------------
                                                                37,717,193
                                                              ------------
               U.S. TREASURY INFLATION INDEX NOTES -- 1.2%
    2,431,748     3.625% due 07/15/2002 (L) ................     2,415,017
    4,727,188     3.375% due 01/15/2007 (L) ................     4,533,656
                                                              ------------
                                                                 6,948,673
                                                              ------------
TREASURY BILL -- 0.0%#
1,770,000,000  Chase Turkish T-Bill
                  0.000% due 08/12/2001 ....................        33,655
                                                              ------------
               Total Treasury Obligations
                  (Cost $44,289,820) .......................    44,699,521
                                                              ------------


                  See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
  Principal                                                       Value
   Amount*                                                      (Note 2)
--------------------------------------------------------------------------------

FEDERAL AGENCY SECURITIES -- 1.1%
               FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
   3,700,000      6.515% due 08/17/2000 ....................  $  3,669,868
                                                              ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
   2,375,000      6.440% due 07/17/2000 ....................     2,369,052
                                                              ------------
               Total Federal Agency Securities
                  (Cost $6,038,920) ........................     6,038,920
                                                              ------------
   Shares
   ------
COMMON STOCK -- 0.0%#
       2,800   Adelphia Communications Corporation .........       282,099
                                                              ------------
               Total Common Stock
                  (Cost $296,800) ..........................       282,099
                                                              ------------
CLOSED-ENDINVESTMENT COMPANIES -- 4.4%
     389,700   BlackRock 2001 Term Trust, Inc. .............     3,556,012
     372,400   BlackRock North American Government
                  Income Trust, Inc. .......................     3,630,900
     409,400   BlackRock Strategic Term Trust, Inc. ........     3,607,838
      53,400   Dresdner Global Strategies Fund .............       330,413
      39,400   Dreyfus Strategic Governments
                  Income Fund, Inc. ........................       359,525
      85,600   First Commonwealth Fund .....................       775,750
       1,000   Fresenius Medical Capital Trust II ..........        89,250
     602,700   Hyperion 2002 Term Trust, Inc. ..............     4,972,274
     133,500   Hyperion Total Return Fund, Inc. (L) ........     1,051,313
      37,600   Mentor Income Fund, Inc. ....................       289,050
     415,500   MFS Government Markets Income Trust .........     2,544,938
     333,000   MFS Intermediate Income Trust ...............     2,102,063
      19,200   Oppenheimer Multi-Sector Income Trust, Inc. .       156,000
     196,900   Templeton Global Income Fund ................     1,218,319
                                                              ------------
               Total Investment Companies
                  (Cost $24,480,540) .......................    24,683,645
                                                              ------------
PREFERRED STOCK -- 0.5%
      54,000   Equity Office Properties Trust (L) ..........     2,281,500
      30,000   Golden State Bancorp ........................       635,625
                                                              ------------
               Total Preferred Stock
                  (Cost $3,462,850) ........................     2,917,125
                                                              ------------
  Principal
   Amount
  ---------

REPURCHASE AGREEMENT -- 1.9%  (Cost $10,594,000)
 $10,594,000   Agreement with State Street Bank, 6.400%
                  to be repurchased at $10,599,650 on 07/03/2000,
                  collateralized by $3,095,000, $880,000, and
                  $6,745,000 Federal National Mortgage Association
                  6.375% , 6.270%, and 5.860%, due 01/16/2002,
                  11/29/2001, and 11/07/2000, market values
                  $3,156,900, $877,800 and $6,778,725
                  respectively. ............................    10,594,000
                                                              ------------

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
 Number of                                     Expiration  Strike     Value
 Contracts                                        Date     Price    (Note 2)
--------------------------------------------------------------------------------

CALL OPTIONS PURCHASED -- 0.1%
          CALL OPTIONS PURCHASED -- 0.1%
   3,350     10 Year U.S. Treasury Bond Call   08/01/2000 $ 95     $    125,893
     700     10 Year U.S. Treasury Bond Cal    08/11/2000   99           28,266
   3,600     10 Year U.S. Treasury Bond Call   08/11/2000  103          145,368
   5,880     10 Year U.S. Treasury Bond Call   09/07/2000  102           85,436
   5,175     10 Year U.S. Treasury Note Call   09/19/2000  108            4,037
   2,450     10 Year U.S. Treasury Note Cal    09/20/2000  102           41,895
   2,575     10 Year U.S. Treasury Bond Call   09/25/2000  102           44,805
   7,700     10 Year U.S. Treasury Bond Call   09/29/2000  104           59,059
                                                                   ------------
                                                                        534,759
                                                                   ------------
            FOREIGN CALL OPTIONS PURCHASED -- 0.0%#
     325     Mexican Pesos Call ............   04/12/2001   10            6,656
     650     Mexican Pesos Call ............   04/12/2001    8              845
                                                                   ------------
                                                                          7,501
                                                                   ------------
               Total Call Options Purchased
                  (Cost $416,894) .............                         542,260
                                                                   ------------
PUT OPTIONS PURCHASED -- 0.0%#
            PUT OPTIONS PURCHASED -- 0.0%#
      52     10 Year Federal National Mortgage Association Put
                 (Cost $7,479) .............   09/19/2000   95            4,606
                                                                   ------------
TOTAL INVESTMENTS
(Cost $596,231,806) .....................................  101.6%  $580,468,034
                                                            -----  ------------


WRITTEN OPTIONS -- (0.1)%
            CALL OPTIONS WRITTEN -- 0.0%#
   3,350     10 Year U.S. Treasury Bonds Call  08/01/2000   98          (41,440)
     700     10 Year U.S. Treasury Bonds Call  08/11/2000  103           (7,322)
   3,600     10 Year U.S. Treasury Bonds Call  08/11/2000  103          (37,656)
     104     30 Year Federal National Mortgage
                Association Call               09/07/2000   98          (90,563)
   2,575     10 Year U.S. Treasury Bonds Call  09/25/2000  106           (9,682)
                                                                   ------------
                                                                       (186,663)
                                                                   ------------
            FOREIGN CALL OPTIONS WRITTEN -- 0.0%#
     325     Mexican Pesos Put Options         04/12/2001    9             (988)
     650     Mexican Pesos Put Options         04/12/2001   10           (3,672)
                                                                   ------------
                                                                         (4,660)
                                                                   ------------
               Total Call Options Written
                  (Premiums $128,894) .........................        (191,323)
                                                                   ------------
            PUT OPTIONS WRITTEN -- 0.0%#
   2,450     10 Year U.S. Treasury Note Put    09/20/2000  100          (10,021)
   2,575     10 Year U.S. Treasury Bond Put    09/25/2000   99           (5,047)
   7,700     10 Year U.S. Treasury Bond Put    09/29/2000  103         (107,723)
                                                                   ------------
               Total Put Options Written
                  (Premiums $202,441) .........................        (122,791)
                                                                   ------------
               Total Written Options
                  (Premiums $331,335) ...................   (0.1)% $   (314,114)
                                                           -----   ------------

                  See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
                                                                  Value
                                                                (Note 2)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES (NET) ................       (1.5)%    (8,484,839)
                                                         -----    ------------
NET ASSETS ........................................      100.0%   $571,669,081
                                                         =====    ============
-------------------------
* Principal amount is stated in the currency of the country in which the security is denominated.
+   Security in default.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the value of these securities amounted to $6,582,844 or 1.15% of net assets.
**  Zero coupon security as of June 30, 2000.  The coupon shown is the step-up rate.
*** Zero Coupon Bond.
#   Amount represents less than 0.1%.
(a) Variable Rate Security. The interest rate shown reflects the rate in effect at June 30, 2000.
(b) Floating Note. The interest rate shown reflects the rate in effect at June 30, 2000.
(L) Securities in whole or in part on loan at June 30, 2000.

ABBREVIATIONS:

ADR  -- American Depository Receipt
GDR  -- Global Depository Receipt


                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                        NEW COVENANT BALANCED GROWTH FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
                                                                      Value
   Shares                                                           (Note 2)
--------------------------------------------------------------------------------

INVESTMENT COMPANIES -- 96.9%
   4,936,484   New Covenant Growth Fund ......................   $207,677,894
   5,225,920   New Covenant Income Fund ......................    124,847,229
                                                                 ------------
               Total Investment Companies
                  (Cost $292,330,885) ........................    332,525,123
  Principal
   Amount
  ---------
REPURCHASE AGREEMENT -- 3.1%  (Cost $10,589,000)
 $10,589,000   Agreement with State Street Bank, 6.400% to
                  be repurchased at $10,594,647 on 07/03/2000,
                  collateralized by $10,845,000 Federal Home
                  Loan Mortgage Corporation 5.960% due
                  03/30/2002, market value $10,804,331. ......     10,589,000
                                                                 ------------
TOTAL INVESTMENTS
   (Cost $302,919,885) .............................    100.0%   $343,114,123
OTHER ASSETS AND LIABILITIES (NET) .................      0.0%#       117,329
                                                        -----    ------------
NET ASSETS .........................................    100.0%   $343,231,452
                                                        =====    ============
-----------------------
#   Amount represents less than 0.1%.


                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                        NEW COVENANT BALANCED INCOME FUND
                                  JUNE 30, 2000

--------------------------------------------------------------------------------
                                                                       Value
   Shares                                                            (Note 2)
--------------------------------------------------------------------------------

INVESTMENT COMPANIES -- 97.0%
   1,082,986   New Covenant Growth Fund ......................    $ 45,561,219
   3,158,656   New Covenant Income Fund ......................      75,460,300
                                                                  ------------
               Total Investment Companies
                  (Cost $114,438,208) ........................     121,021,519
  Principal
   Amount
  ---------
REPURCHASE AGREEMENT -- 3.0%  (Cost $3,771,000)
  $3,771,000   Agreement with State Street Bank, 6.400%
                  to be repurchased at $3,773,011 on 07/03/2000,
                  collateralized by $3,905,000 Federal
                  Farm Credit Bank 5.700% due 05/17/2002,
                  market value $3,846,425 ....................       3,771,000
                                                                  ------------
TOTAL INVESTMENTS
   (Cost $118,209,208) ...............................   100.0%   $124,792,519
OTHER ASSETS AND LIABILITIES (NET) ...................     0.0%#        16,189
                                                         -----    ------------
NET ASSETS ...........................................   100.0%   $124,808,708
                                                         =====    ============
-------------------
#   Amount represents less than 0.1%.

                 See accompanying notes to financial statements.

                                            STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2000

--------------------------------------------------------------------------------------------------------
                                                                           NEW COVENANT     NEW COVENANT
                                           NEW COVENANT    NEW COVENANT      BALANCED         BALANCED
                                            GROWTH FUND     INCOME FUND     GROWTH FUND      INCOME FUND
--------------------------------------------------------------------------------------------------------
ASSETS:
    Investments, at value (Note 2) .....  $902,588,319    $580,468,034     $343,114,123     $124,792,519
    Foreign currency, at value
       (Cost $253,813) .................            --         257,768               --               --
    Unrealized appreciation on foreign
       exchange contracts ..............        37,888          26,578               --               --
    Cash ...............................     1,548,064           2,363               44               97
    Receivable for investments sold ....    87,206,698      18,414,944            6,267          103,417
    Receivable for fund shares sold ....        18,320           1,704          133,824           18,478
    Dividends and interest receivable ..       834,009       6,859,063            5,648            2,011
    Prepaid expenses and other assets ..            --           5,502               --               --
                                          ------------    ------------     ------------     ------------
    Total Assets .......................   992,233,298     606,035,956      343,259,906      124,916,522
                                          ------------    ------------     ------------     ------------
LIABILITIES:
    Foreign currency, at value
       (Cost $11,163,647) ..............    11,134,282              --               --               --
    Payable for securities purchased ...    75,028,023      33,497,575               --               --
    Payable for fund shares redeemed ...       120,499         107,826            6,033           80,171
    Options written
       (Premiums received $331,335). ...            --         314,114               --               --
    Distributions payable ..............         1,790              --              365               18
    Advisory fee payable ...............       738,902         353,596               --               --
    Other accrued expenses .............       123,606          93,764           22,056           27,625
                                          ------------    ------------     ------------     ------------
    Total Liabilities ..................    87,147,102      34,366,875           28,454          107,814
                                          ------------    ------------     ------------     ------------
NET ASSETS .............................  $905,086,196    $571,669,081     $343,231,452     $124,808,708
                                          ============    ============     ============     ============
Investments, at Identified Cost ........  $802,108,377    $596,231,806     $302,919,885     $118,209,208
                                          ============    ============     ============     ============
NET ASSETS CONSIST OF:
    Paid-in capital ....................   689,428,844     603,917,133      298,612,770      117,225,006
    Undistributed / (distributions
       in excess of) net investment income  (3,831,429)        369,022               --               --
    Accumulated net realized gain / (loss)
       on investments and foreign
       currency transactions ...........   119,006,207     (16,892,099)       4,424,444        1,000,391
    Net unrealized appreciation /
       (depreciation) on investments
       and foreign currency transactions   100,482,574     (15,724,975)      40,194,238        6,583,311
                                          ------------    ------------     ------------     ------------
    Total Net Assets ...................  $905,086,196    $571,669,081     $343,231,452     $124,808,708
                                          ============    ============     ============     ============
NET ASSET VALUE, offering price
    and redemption price per share of
    beneficial interest outstanding ....  $      42.07    $      23.89     $      91.84     $      20.01
                                          ============    ============     ============     ============
    Number of Portfolio
       shares outstanding ..............    21,511,798      23,926,584        3,737,290        6,238,052
                                          ============    ============     ============     ============


                 See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                        FOR THE YEAR ENDED JUNE 30, 2000

-----------------------------------------------------------------------------------------------------------
                                                                            NEW COVENANT     NEW COVENANT
                                           NEW COVENANT    NEW COVENANT       BALANCED         BALANCED
                                          GROWTH FUND (A) INCOME FUND (A)  GROWTH FUND (A)  INCOME FUND (A)
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends (net of foreign taxes
       withheld of $389,359, $5,808,
       $0 and $0, respectively) ........   $10,644,547     $ 2,168,376      $11,462,298       $5,621,956
    Interest ...........................     2,062,016      38,026,367          271,143           94,261
                                           -----------    ------------      -----------       ----------
    Total Investment Income ............    12,706,563      40,194,743       11,733,441        5,716,217
                                           -----------    ------------      -----------       ----------
EXPENSES:
    Investment advisory fees (Note 3) ..     8,566,696       4,333,190               --               --
    Administration fees ................        95,071          77,301           39,911           16,786
    Accounting and custody fees ........       364,065         151,925            8,353            9,217
    Legal and audit fees ...............        40,229          32,015           16,019            6,751
    Transfer agent fees ................        70,517          87,846          157,027           91,215
    Directors' expenses ................         2,653           8,669            1,263              537
    Registration fees ..................        16,392          16,520           13,328           12,933
    Shareholder report expenses ........        12,992           9,450            5,095            2,064
    Organizational expenses ............        90,224          62,298           40,816           21,482
    Insurance expense ..................        13,632          10,109            6,078            3,530
    Miscellaneous expenses .............        28,465           6,957           24,335           13,556
                                           -----------    ------------      -----------       ----------
    Total expenses .....................     9,300,936       4,796,280          312,225          178,071
                                           -----------    ------------      -----------       ----------
    NET INVESTMENT INCOME ..............     3,405,627      35,398,463       11,421,216        5,538,146
                                           -----------    ------------      -----------       ----------
NET REALIZED AND UNREALIZED
    GAIN / (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain / (loss) on:
       Investments .....................   144,299,254     (16,858,599)       3,842,347        1,210,325
       Foreign currency transactions ...    (3,782,255)        179,503               --               --
       Realized gains received from
          underlying funds .............            --              --        2,711,873          624,854
                                           -----------    ------------      -----------       ----------
    Net realized gain / (loss) on
       investments and foreign currency    140,516,999     (16,679,096)       6,554,220        1,835,179
                                           -----------    ------------      -----------       ----------
    Net change in unrealized appreciation /
       depreciation of investments and
       foreign currency transactions ...   (88,675,865)        779,217          591,204       (1,867,337)
                                           -----------    ------------      -----------       ----------
    Net realized and unrealized gain / (loss)
       on investments and foreign
       currency transactions ...........    51,841,134     (15,899,879)       7,145,424          (32,158)
                                           -----------    ------------      -----------       ----------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ..........   $55,246,761    $ 19,498,584      $18,566,640       $5,505,988
                                           ===========    ============      ===========       ==========

----------------------
(a) The Fund commenced investment operations on July 1, 1999.

                 See accompanying notes to financial statements.

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                        FOR THE YEAR ENDED JUNE 30, 2000

-------------------------------------------------------------------------------------------------
                                                   NEW COVENANT                    NEW COVENANT
                                                  GROWTH FUND (A)                 INCOME FUND (A)
-------------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income ......................   $  3,405,627                    $ 35,398,463
    Net realized gain / (loss) on investments
       and foreign currency transactions .......    140,516,999                     (16,679,096)
    Net change in unrealized appreciation /
       depreciation of investments and
       foreign currency transactions ...........    (88,675,865)                        779,217
                                                   ------------                    ------------
    Net increase in net assets
       resulting from operations ...............     55,246,761                      19,498,584
                                                   ------------                    ------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS:
    From net investment income .................     (6,312,018)                    (35,292,282)
    From net realized gains on investments
       and foreign currency ....................    (22,508,009)                             --
                                                   ------------                    ------------
                                                    (28,820,027)                    (35,292,282)
                                                   ------------                    ------------
SHARE TRANSACTIONS:
    Net increase in net assets
       from shares of beneficial interest
       transactions (Note 7)(b) ................    878,659,462                     587,462,779
                                                   ------------                    ------------
    Net increase in net assets .................    905,086,196                     571,669,081
                                                   ------------                    ------------
NET ASSETS:
    Beginning of year ..........................             --                              --
                                                   ------------                    ------------
    End of year ................................   $905,086,196                    $571,669,081
                                                   ============                    ============

------------------
(a) The Fund commenced investment operations on July 1, 1999.
(b) Amount includes proceeds from Common Trust conversion.

                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                        FOR THE YEAR ENDED JUNE 30, 2000

-----------------------------------------------------------------------------------------------------

                                                   NEW COVENANT                    NEW COVENANT
                                             BALANCED GROWTH FUND (A)        BALANCED INCOME FUND (A)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income ......................   $ 11,421,216                    $  5,538,146
    Net realized gain on investments ...........      6,554,220                       1,835,179
    Net change in unrealized appreciation
       of investments ..........................        591,204                      (1,867,337)
                                                   ------------                    ------------
    Net increase in net assets
       resulting from operations ...............     18,566,640                       5,505,988
                                                   ------------                    ------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS:
    From net investment income .................    (11,476,614)                     (5,576,584)
    From net realized gains on investments .....     (2,107,031)                       (813,536)
                                                   ------------                    ------------
                                                    (13,583,645)                     (6,390,120)
                                                   ------------                    ------------
SHARE TRANSACTIONS:
    Net increase in net assets from shares
       of beneficial interest transactions .....    338,248,457                     125,692,840
                                                   ------------                    ------------
    Net increase in net assets .................    343,231,452                     124,808,708
                                                   ------------                    ------------
NET ASSETS:
    Beginning of year ..........................             --                              --
                                                   ------------                    ------------
    End of year ................................   $343,231,452                    $124,808,708
                                                   ============                    ============

---------------------
(a) The Fund commenced investment operations on July 1, 1999.

                 See accompanying notes to financial statements.

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                        FOR THE YEAR ENDED JUNE 30, 2000

For a Share outstanding throughout each period.

-------------------------------------------------------------------------------------------------

                                                      NEW COVENANT                   NEW COVENANT
                                                      GROWTH FUND*                   INCOME FUND*
-------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE:
    Net asset value, beginning of year** .......        $  40.81                       $  24.52
                                                        --------                       --------
    Net investment income ......................            0.15                           1.47
    Net realized and unrealized gain / (loss) on
     investments and foreign currency transactions          2.49                          (0.63)
                                                        --------                       --------
    Total from investment operations ...........            2.64                           0.84
                                                        ========                       ========
DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income .......           (0.30)                         (1.47)
    Distributions from net realized gains ......           (1.08)                          0.00
                                                        --------                       --------
    Total distributions ........................           (1.38)                         (1.47)
                                                        --------                       --------
    NET ASSET VALUE, END OF YEAR ...............        $  42.07                       $  23.89
                                                        ========                       ========
    Total return ...............................            6.38%                          3.55%
                                                        ========                       ========
RATIOS TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's) .......        $905,086                       $571,669
    Ratio of net investment income to
     average net assets ........................            0.37%                          6.12%
    Ratio of operating expenses to
     average net assets ........................            1.07%                          0.83%
    Portfolio turnover rate ....................             152%                           182%

---------------------
*  The Fund commenced operations on July 1, 1999.
** Represents net asset value of predecessor Common Trust Fund.

                 See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                        FOR THE YEAR ENDED JUNE 30, 2000

For a Share outstanding throughout each period.

-------------------------------------------------------------------------------------------------------

                                                       NEW COVENANT                   NEW COVENANT
                                                   BALANCED GROWTH FUND*          BALANCED INCOME FUND*
-------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE:
    Net asset value, beginning of year** .......        $  90.96                       $  20.16
                                                        --------                       --------
    Net investment income ......................            3.18                           0.89
    Net realized and unrealized gain / (loss)
     on investments ............................            1.48                          (0.02)
                                                        --------                       --------
    Total from investment operations ...........            4.66                           0.87
                                                        ========                       ========
DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income .......           (3.19)                         (0.89)
    Distributions from net realized gains ......           (0.59)                         (0.13)
                                                        --------                       --------
    Total distributions ........................           (3.78)                         (1.02)
                                                        --------                       --------
    NET ASSET VALUE, END OF YEAR ...............        $  91.84                       $  20.01
                                                        ========                       ========
    Total return ...............................            5.13%                          4.40%
                                                        ========                       ========
RATIOS TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's) .......        $343,231                       $124,809
    Ratio of net investment income to
     average net assets ........................            3.50%                          4.46%
    Ratio of operating expenses to
     average net assets ........................            0.10%                          0.14%
    Portfolio turnover rate ....................               8%                            12%

------------------------
*  The Fund commenced operations on July 1, 1999.
** Represents net asset value of predecessor Common Trust Fund.

                 See accompanying notes to financial statements.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2000

1.  ORGANIZATION

New Covenant Funds (the "Trust"), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund ("Growth Fund"), New Covenant Income Fund ("Income Fund"), New Covenant Balanced Growth Fund ("Balanced Growth Fund") and New Covenant Balanced Income Fund ("Balanced Income Fund"), (individually, a "Fund", and collectively, the "Funds"). The Funds commenced investment operations on July 1, 1999. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds' investment adviser is New Covenant Trust Company, N.A. (the "Adviser").

The objectives of the Funds are as follows:

GROWTH FUND              Long-term capital appreciation. Dividend income, if
                         any, will be incidental.

INCOME FUND              High level of current income with preservation of
                         capital.

BALANCED GROWTH FUND     Produce capital appreciation with less risk than
                         would be present in a portfolio of only common stocks.

BALANCED INCOME FUND     Produce current income and long-term growth of capital.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

PORTFOLIO VALUATION: Generally, a Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of, the Board of Trustees. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ National Market System, will be valued at the mean between the last preceding bid and asked prices. Valuations may also be obtained from pricing services when such prices are believed to reflect fair market value. Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Short-term notes are valued at cost. Corporate bonds, municipal bonds, receivables and portfolio securities not currently quoted as indicated above, and other assets will be valued at fair value as determined in good faith by the Board of Trustees.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Funds' Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2000

mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date, if the ex-dividend date has passed.

OPTIONS: The Income Fund may purchase or write options which are traded over the counter to hedge fluctuation risks in the prices of certain securities. When a Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by a Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments.

Transactions in options written during the year ended June 30, 2000 for the Income Fund were as follows:

                                                       Number of    Premiums
                                                       Contracts    Received
                                                       ---------    --------
Options written outstanding at July 1, 1999 .........        --    $        --
Options written during the year .....................    80,139      1,412,261
Options terminated in closing purchase transactions .   (49,457)    (1,016,863)
Options expired during the year .....................    (6,653)       (64,063)
                                                        -------    -----------
Options written outstanding at June 30, 2000 ........    24,029    $   331,335
                                                        =======    ===========

The following written options were outstanding at June 30, 2000:

                                           Number of    Exercise      Expiration     Net Appreciation/
           Description                     Contracts      Price          Date         (Depreciation)
           -----------                     ---------    --------      ----------     -----------------
    10 Year U.S. Treasury Bond Call         (3,350)         98      August 2000           $(20,502)
    10 Year U.S. Treasury Bond Call         (3,600)        103      August 2000            (19,094)
    10 Year U.S. Treasury Bond Call           (700)        103      August 2000             (3,713)
    30 Year FNMA Call                         (104)         98      September 2000         (29,918)
    10 Year U.S. Treasury Note Put          (2,450)        100      September 2000          27,495
    10 Year U.S. Treasury Bond Put          (2,575)         99      September 2000          25,129
    10 Year U.S. Treasury Bond Call         (2,575)        106      September 2000           3,595
    10 Year U.S. Treasury Bond Put          (7,700)        103      September 2000          27,027
    Mexican Pesos Put                         (650)         10      April 2001               5,525
    Mexican Pesos Put                         (325)          9      April 2001               1,677
                                                                                          --------
                                                                                            17,221
                                                                                          ========

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2000

FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain of the Funds enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains or losses at the time forward contracts are extinguished.

LOANS OF PORTFOLIO SECURITIES: New Covenant Growth and New Covenant Income Funds loaned securities during the period to certain brokers, with the Funds' custodian acting as lending agent. Upon such loans, the Funds receive collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees, which are included in interest income in the Statement of Operations. On a daily basis, the Funds monitor the market value of securities loaned and maintain collateral against the securities loaned in an amount not less than the value of the securities loaned. The Funds may receive collateral in the form of cash or other eligible securities. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of collateral or the loaned securities.

The value of loaned securities and related collateral outstanding at June 30, 2000, was as follows:

                                      VALUE OF                  VALUE OF
    FUND                          SECURITIES LOANED            COLLATERAL
    ----                          -----------------            ----------
  Growth Fund                      $  37,912,764              $ 39,198,451
  Income Fund                         74,805,486                76,474,129

REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. Government. Each repurchase agreement is at least 100% collateralized and marked to market daily. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to certain costs, losses or delays.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income of all Funds are declared and paid at least annually. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually. Interest and dividend payments will normally be distributed as income dividends on a quarterly basis for each of the Funds.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by each of the Funds.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2000

FEDERAL INCOME TAXES: It is the Funds' intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income tax has been made.

3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with New Covenant Trust Company, N.A. (or the "Adviser"). Under the Agreement, the Adviser is responsible for managing the Funds' investments as well as furnishing the Funds with certain administrative services. The Growth Fund pays the Adviser a monthly fee at the annual rate of 0.99% of the Growth Fund's average daily net assets and the Income Fund pays the Adviser a monthly fee at the annual rate of 0.75% of the Income Fund's average daily net assets. The Adviser does not receive advisory fees for the Balanced Growth and Balanced Income Funds. The Adviser has entered into Sub-Advisory Agreements with seven Sub-Advisers to assist in the selection and management of each Fund's investment securities.

It is the responsibility of the Sub-Advisers, under the direction of the Adviser, to make day-to-day investment decisions for the Funds. The Adviser pays each Sub-Adviser a quarterly fee for their services in managing assets of the Funds. The Adviser pays the Sub-Advisers' fees directly from its own advisory fees. The Sub-Advisory fees are based on the assets of a Fund to which a Sub-Adviser is responsible for making investment decisions.

The following are the Sub-Advisers for the Growth Fund: John W. Bristol & Co., Inc.; Capital Guardian Trust Company; Lazard Asset Management; Seneca Capital Management; and Wellington Capital Management.

The following are the Sub-Advisers for the Income Fund: Standish, Ayer & Wood, Inc. and Tattersall Advisory Group.

The Trust has a Services Agreement with PFPC Inc. ("PFPC"). Under the Services Agreement, PFPC provides certain transfer agency and administrative services to the Funds. Fees charged for Fund administration are 0.15% of the first $50 million of total net assets, 0.10% of the next $50 million of total net assets and 0.05% of total net assets over $100 million. The maximum annual combined fee for Fund administration is $250,000 for all four Funds. Fees charged for transfer agency services are $20 per shareholder account for each Fund with a minimum annual fee of $27,000 per Fund.

The Trust has a Distribution Agreement with Provident Distributors Inc. (the "Distributor") to serve as the principal distributor of the Funds' shares. The Funds do not pay any fees to the Distributor in its capacity as principal distributor.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2000

4.  PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the year ended June 30, 2000 were as follows:

--------------------------------------------------------------------------------
FUND                                               PURCHASES            SALES
--------------------------------------------------------------------------------

Growth Fund ...............................    $1,268,162,213     $1,302,410,519
Income Fund ...............................     1,060,500,444      1,018,237,442
Balanced Growth ...........................       315,123,260         26,634,722
Balanced Income ...........................       127,746,250         14,518,366
--------------------------------------------------------------------------------

The cost of purchases and proceeds from sales of long-term U.S. Government securities for the year ended June 30, 2000 were as follows:

--------------------------------------------------------------------------------
FUND                                               PURCHASES            SALES
--------------------------------------------------------------------------------

Income Fund ...............................      $346,658,068       $377,307,517
--------------------------------------------------------------------------------

At June 30, 2000, the aggregate cost of investments, gross unrealized appreciation and depreciation and net unrealized appreciation/(depreciation) for federal tax purposes was as follows:

--------------------------------------------------------------------------------
                                      GROSS           GROSS       NET UNREALIZED
                                    UNREALIZED      UNREALIZED     APPRECIATION/
FUND                    COST       APPRECIATION    DEPRECIATION   (DEPRECIATION)
--------------------------------------------------------------------------------

Growth Fund ......  $802,478,926   $145,508,946    $ 45,399,553    $100,109,393
Income Fund ......   598,043,081      4,365,023      21,940,070     (17,575,047)
Balanced Growth ..   303,273,883     45,822,327       5,982,087      39,840,240
Balanced Income ..   118,488,596     10,040,776       3,736,853       6,303,923
--------------------------------------------------------------------------------

5.  FORWARD FOREIGN CURRENCY CONTRACTS

The Growth Fund had the following open forward foreign cross currency contracts as of June 30, 2000:

--------------------------------------------------------------------------------
                                                                 NET UNREALIZED
                                                    SETTLEMENT    APPRECIATION/
CONTRACTS TO RECEIVE    IN EXCHANGE FOR                DATE      (DEPRECIATION)
-------------------------------------------------------------------------------
GBP          25,600     EUR                 44,560  08/04/2000     $ (3,876)
GBP          59,944     EUR                 96,576  09/05/2000       (1,764)
EUR       1,870,779     AUD, JPY       145,067,282  07/19/2000       45,828
EUR         208,853     GBP                123,077  07/31/2000       13,458
EUR         887,272     AUD, GBP, CAD    1,213,474  08/10/2000       36,133
EUR         187,606     JPY             61,994,880  08/28/2000      (23,739)
EUR         517,844     GBP                325,496  09/01/2000        3,205
EUR         166,014     CAD                233,000  09/07/2000        1,468
EUR         368,874     JPY             35,356,600  11/27/2000       12,930
EUR         943,256     JPY             97,994,880  02/20/2001      (50,944)
-------------------------------------------------------------------------------
                                                                   $ 32,699
===============================================================================

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2000

The Income Fund had the following open forward foreign currency contracts and forward foreign cross currency contracts as of June 30, 2000:

--------------------------------------------------------------------------------
                                                            NET UNREALIZED
                                              SETTLEMENT     APPRECIATION/
CONTRACTS TO RECEIVE      IN EXCHANGE FOR        DATE       (DEPRECIATION)
--------------------------------------------------------------------------------

ARS          678,600      USD     678,980     09/07/2000       $28,980
ARS          289,788      USD     289,950     10/10/2000         3,570
ARS          345,038      USD     345,232     04/17/2002        41,901
HUF      194,212,170      EUR     741,692     08/08/2000           (47)
MXN        2,264,535      USD     230,370     06/23/2003        54,141
SKK       10,451,413      EUR     245,945     09/11/2000        (2,338)
USD          287,457      ARS     287,296     07/10/2000        (1,077)
USD        1,055,430      ARS   1,054,839     04/17/2002       (90,869)
USD           12,123      GBP       8,000     09/20/2000          (102)
USD           48,808      EUR      50,951     08/24/2000         4,742
USD        1,952,562      EUR   2,035,000     09/20/2000          (484)
USD          431,958      EUR     450,000     09/27/2000        (6,550)
USD          100,644      EUR     103,000     08/22/2001           810
USD          638,018      HKD   4,971,316     08/13/2001        (8,631)
--------------------------------------------------------------------------------
                                                               $24,046

================================================================================

6.  SHARES OF BENEFICIAL INTEREST

The Trust Instrument authorizes the issuance of an unlimited number of shares for each of the Funds, with a par value of $0.001 per share. Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions declared by such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

                                                    YEAR ENDED 06/30/2000
--------------------------------------------------------------------------------
                                                 SHARES             AMOUNT
--------------------------------------------------------------------------------

GROWTH FUND:
Sold .........................................   2,049,892       $ 86,622,044
Conversion proceeds from Presbyterian
   Growth Common Trust .......................  21,214,324        865,685,430
Issued as reinvestment of dividends ..........      51,882          2,155,413
Redeemed .....................................  (1,804,300)       (75,803,425)
--------------------------------------------------------------------------------
Net increase .................................  21,511,798       $878,659,462
================================================================================

                                                    YEAR ENDED 06/30/2000
--------------------------------------------------------------------------------
                                                 SHARES             AMOUNT
--------------------------------------------------------------------------------

INCOME FUND:
Sold .........................................   2,427,427       $ 59,462,887
Conversion proceeds from Presbyterian
   Fixed Income Common Trust .................  23,310,788        571,501,884
Issued as reinvestment of dividends ..........      63,189          1,527,146
Redeemed .....................................  (1,874,820)       (45,029,138)
--------------------------------------------------------------------------------
Net increase .................................  23,926,584       $587,462,779
================================================================================

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2000

                                                    YEAR ENDED 06/30/2000
--------------------------------------------------------------------------------
                                                  SHARES             AMOUNT
--------------------------------------------------------------------------------

BALANCED GROWTH FUND:
Sold .........................................     537,929       $ 48,598,046
Conversion proceeds from Presbyterian
   Balanced Growth Common Trust ..............   3,470,356        314,086,094
Issued as reinvestment of dividends ..........     106,678          9,754,793
Redeemed .....................................    (377,673)       (34,190,476)
--------------------------------------------------------------------------------
Net increase .................................   3,737,290       $338,248,457
================================================================================

                                                    YEAR ENDED 06/30/2000
--------------------------------------------------------------------------------
                                                  SHARES             AMOUNT
--------------------------------------------------------------------------------

BALANCED INCOME FUND:
Sold .........................................     688,822        $13,723,452
Conversion proceeds from Presbyterian
   Balanced Income Common Trust ..............   6,112,598        123,173,316
Issued as reinvestment of dividends ..........     197,243          3,938,117
Redeemed .....................................    (760,611)       (15,142,045)
--------------------------------------------------------------------------------
Net increase .................................   6,238,052       $125,692,840
================================================================================

7.  NEW COVENANT TRUST CONVERSION

On July 1, 1999, pursuant to a plan of reorganization approved by the shareholders, the Presbyterian Growth Common Trust, Presbyterian Fixed Income Common Trust, Presbyterian Balanced Growth Common Trust and Presbyterian Balanced Income Common Trust converted 100% of their assets into the New Covenant Growth Fund, New Covenant Income Fund, New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund, respectively. The net assets immediately before the tax-free conversion, unrealized gain/(loss) included in that amount and the number of shares issued at the time of the conversion were as follows:

------------------------------------------------------------------------------------------------------
                                            NET ASSETS            UNREALIZED
                                        PRIOR TO CONVERSION       GAIN/(LOSS)         SHARES ISSUED
------------------------------------------------------------------------------------------------------
Presbyterian Growth Common Trust           $865,685,430          $189,158,439          21,214,324
Presbyterian Fixed Income Common Trust      571,501,884           (16,504,192)         23,310,788
Presbyterian Balanced Growth Common Trust   314,086,094            39,603,034           3,470,356
Presbyterian Balanced Income Common Trust   123,173,316             8,450,648           6,112,598
------------------------------------------------------------------------------------------------------

8.  RISK FACTORS

The performance of a Fund's investments in non-U.S. companies and in companies operating internationally will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars, and possible political instability which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2000

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists). The Funds may purchase securities which are not registered under the Securities Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as "illiquid securities", however, any such security will not be considered illiquid so long as it is determined by the Adviser, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as "lower-rated securities") or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risk. The yields on high-yield/high-risk bonds will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. While less sensitive to changing interest rates than investment-grade debt, lower-rated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

The Balanced Growth Fund and Balanced Income Fund (the "Balanced Funds"), invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds' assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain the Fund's investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying funds in which they invest.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2000

9.  FEDERAL INCOME TAXES

Permanent differences incurred during the year ended June 30, 2000, resulting from differences in book and tax accounting have been reclassified at year end to undistributed net investment income, accumulated realized gain/(loss) and paid-in capital as follows:

---------------------------------------------------------------------------------------------
                             INCREASE/(DECREASE)  INCREASE/(DECREASE)   INCREASE/(DECREASE)
                                   PAID-IN         UNDISTRIBUTED NET        ACCUMULATED
                                   CAPITAL         INVESTMENT INCOME   REALIZED GAIN/(LOSS)
---------------------------------------------------------------------------------------------
Growth Fund ................     $(72,179)            $(925,038)              $997,217
Income Fund ................      (49,838)              262,841               (213,003)
Balanced Growth Fund .......      (32,653)               55,398                (22,745)
Balanced Income Fund .......      (17,186)               38,438                (21,252)
---------------------------------------------------------------------------------------------

As of June 30, 2000, the Fund had available for federal tax purposes unused capital loss carryforwards as follows:

--------------------------------------------------------------------------------
                                                             EXPIRING IN 2008
--------------------------------------------------------------------------------
Income Fund ...........................................         $6,329,680
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2000

To the Shareholders and Board of Trustees

New Covenant Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of New Covenant Growth Fund, New Covenant Income Fund, New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund (the "Funds") as of June 30, 2000, and the related statements of operations, statements of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at June 30, 2000, and the results of their operations, changes in their net assets, and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                       /S/ ERNST & YOUNG LLP SIGNATURE

Philadelphia, Pennsylvania
August 16, 2000

                                                     TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2000

The information set forth below is for the Funds' fiscal year as required by Federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2001. Please consult your tax advisor for proper treatment of this information.

Pursuant to Internal Revenue Code Section 852(b)(3), the amounts of long-term capital gains designated for the fiscal year ended June 30, 2000 were as follows:

Growth Fund ...................................................  $ 92,575,426

Income Fund ...................................................  $         --

Balanced Growth Fund ..........................................  $  2,711,873

Balanced Income Fund ..........................................  $    624,855



                 See accompanying notes to financial statements.

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

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                                   NCF AR 6/00